REGISTRATION STATEMENT NO: 333-71379
                                                                        811-8626
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

                                    ---------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                  One Cityplace
                             Hartford, CT 06103-3415
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 308-1000

                                Ernest J. Wright
                         Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 3, 2004 pursuant to paragraph (b) of Rule 485

[ ]    ___ days after filing pursuant to paragraph (a) of Rule 485

[ ]    on                          pursuant to paragraph (a)(i) of Rule 485
            ------------------------

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          CITIELITE ANNUITY PROSPECTUS
              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

High Yield Bond Trust                                            THE TRAVELERS SERIES TRUST
Money Market Portfolio                                              Equity Income Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                                  Large Cap Portfolio
   AIM V.I. Balanced Fund -- Series I                               Merrill Lynch Large Cap Core Portfolio(1)
   AIM V.I. Premier Equity Fund -- Series I                         MFS Emerging Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                MFS Mid Cap Growth Portfolio
   AllianceBernstein Growth and Income Portfolio -- Class B         Travelers Quality Bond Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B         TRAVELERS SERIES FUND INC.
   AllianceBernstein Technology Portfolio -- Class B                AIM Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                MFS Total Return Portfolio
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Strategic Income Portfolio(2)
   Templeton Foreign Securities Fund -- Class 2 Shares              Smith Barney Aggressive Growth Portfolio
GREENWICH STREET SERIES FUND                                        Smith Barney International All Cap Growth Portfolio
   Appreciation Portfolio                                           Smith Barney Large Cap Value Portfolio
   Equity Index Portfolio -- Class II Shares                        Smith Barney Large Capitalization Growth Portfolio
   Fundamental Value Portfolio                                      Smith Barney Mid Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                                   VAN KAMPEN LIFE INVESTMENT TRUST
   Total Return Portfolio -- Administrative Class                   Comstock Portfolio Class II Shares
PUTNAM VARIABLE TRUST                                               Emerging Growth Portfolio Class II Shares
   Putnam VT International Equity Fund -- Class IB Shares        VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund -- Class IB Shares                Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                      VARIABLE INSURANCE PRODUCTS FUND II
   All Cap Fund -- Class I(5)                                       Contrafund(R) Portfolio -- Service Class 2
   High Yield Bond Fund -- Class I                               VARIABLE INSURANCE PRODUCTS FUND III
   Investors Fund -- Class I                                        Dynamic Capital Appreciation Portfolio -- Service Class 2
   Total Return Fund -- Class I
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Growth and Income Portfolio
   Smith Barney Large Cap Core Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio

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(1)     Formerly MFS Research Portfolio                         (2)   Formerly Putnam Diversified Income Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Cityplace, Hartford, Connecticut 06103, call 1-800-497-4857 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..................................................    3   Payment Options........................................29
Summary...................................................    5      Election of Options.................................29
Fee Table.................................................    8      Annuity Options.................................    30
Condensed Financial Information...........................   12      Income Options..................................    30
The Annuity Contract......................................   12      Variable Liquidity Benefit......................    30
   Contract Owner Inquiries ..............................   13   Miscellaneous Contract Provisions..................    31
   Purchase Payments......................................   13      Right to Return.................................    31
   Accumulation Units.....................................   13      Termination.....................................    31
   The Variable Funding Options...........................   14      Required Reports................................    31
The Fixed Account.........................................   18      Suspension of Payments..........................    31
Charges and Deductions....................................   18   The Separate Accounts..............................    31
   General................................................   18      Performance Information.........................    32
   Withdrawal Charge......................................   19   Federal Tax Considerations.........................    32
   Free Withdrawal Allowance..............................   20      General Taxation of Annuities...................    32
   Administrative Charges..................................  20      Types of Contracts: Qualified and
   Mortality and Expense Risk Charge......................   20        Non-qualified.................................    33
   Variable Liquidity Benefit Charge......................   20      Qualified Annuity Contracts.....................    33
   Variable Funding Option Expenses.......................   20        Taxation of Qualified Annuity Contracts.......    33
   Premium Tax............................................   21        Mandatory Distributions for Qualified Plans...    33
   Changes in Taxes Based Upon Premium or Value...........   21      Non-qualified Annuity Contracts.................    34
Transfers.................................................   21        Diversification Requirements for
   Dollar Cost Averaging..................................   22          Variable Annuities..........................    34
Access to Your Money......................................   23        Ownership of the Investments..................    34
   Systematic Withdrawals.................................   23        Taxation of Death Benefit Proceeds............    35
   Loans..................................................   23      Other Tax Considerations........................    35
   Types of Ownership.....................................   23      Treatment of Charges for Optional Benefits......    35
     Contract Owner.......................................   23      Penalty Tax for Premature Distributions.........    35
     Beneficiary..........................................   24      Puerto Rico Tax Considerations..................    35
     Annuitant............................................   24      Non-Resident Aliens.............................    35
Death Benefit.............................................   24   Other Information..................................    35
   Death Proceeds before the Maturity Date................   25      The Insurance Companies.........................    35
   Payment of Proceeds....................................   26      Financial Statements............................    36
   Spousal Contract Continuance...........................   27      Distribution of Variable Annuity Contracts......    36
   Beneficiary Contract Continuance.......................   27      Conformity with State and Federal Laws..........    37
   Death Proceeds after the Maturity Date.................   28      Voting Rights...................................    37
The Annuity Period........................................   28      Restrictions on Financial Transactions..........    37
   Maturity Date..........................................   28      Legal Proceedings and Opinions..................    37
   Allocation of Annuity..................................   28   Appendix A: Condensed Financial Information:
   Variable Annuity.......................................   28      Citicorp Life Variable Annuity
   Fixed Annuity..........................................   29        Separate Account..............................   A-1
                                                                  Appendix B: Condensed Financial Information:
                                                                     First Citicorp Life Variable Annuity
                                                                       Separate Account..............................   B-1
                                                                  Appendix C: The Fixed Account......................   C-1
                                                                  Appendix D: Contents of the Statement
                                                                     of Additional Information.......................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of the First Citicorp Life Insurance Company or Citicorp Life Insurance Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- the First Citicorp Life Insurance Company or Citicorp Life Insurance Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Citicorp Life Insurance Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company ("the Company," "We" or "Us"). Each company sponsors its own segregated account ("Separate Account"). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities ("First Citicorp Life Variable Annuity Separate Account"); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities ("Citicorp Life Variable Annuity Separate Account"). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

This product is available to owners and annuitants under the age of 86 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Fuding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date Anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 7%, decreasing to 0% in years seven and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a charge of up to 7% of the amount withdrawn will be assessed. (See Variable Liquidity Benefit.)

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................7%(1)
      (as a percentage of the Purchase Payments withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE...................7%(2)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............$30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

      Mortality and Expense Risk Charge.......................    1.25%
      Administrative Expense Charge..........................     0.15%
                                                               --------
           Total Annual Separate Account Charges.............     1.40%

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 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

 (2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


           YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
       ---------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
                0 years                3 years                  7%
                3 years                4 years                  6%
                4 years                5 years                  5%
                5 years                6 years                  4%
                6 years                7 years                  3%
               7+ years                                         0%

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
-----------------------------------------------------------     --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.42%                          2.10%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
High Yield Bond Trust.........      0.52%           --           0.13%       0.65%            --                 0.65%(1)
Money Market Portfolio........      0.32%           --           0.10%       0.42%            --                 0.42%(2)
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Balanced Fund --
     Series I.................      0.75%           --           0.42%       1.17%            --                 1.17%
   AIM V.I. Premier Equity
     Fund -- Series I.........      0.61%           --           0.24%       0.85%            --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%               0.83%(3)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%           0.25%               1.05%(3)
   AllianceBernstein
     Technology Portfolio --
     Class B*.................      1.00%          0.25%         0.12%       1.37%           0.25%               1.12%(3)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*..........      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                 0.77%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                 0.77%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(6)

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+      0.70%          0.25%         0.86%       1.81%            --                 1.81%(7)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(7)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(7)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   High Yield Bond Fund --
     Class I..................      0.75%           --           0.26%       1.01%            --                   --(13)
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Total Return Fund --
     Class I..................      0.80%           --           0.21%       1.01%            --                   --(13)
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio --
     Class A+.................      0.60%           --           0.08%       0.68%            --                 0.68%
   Smith Barney Growth and
     Income Portfolio.........      0.75%           --           0.12%       0.87%            --                 0.87%
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --                 0.90%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(8)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(8)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(9)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(8)
   MFS Mid Cap Growth
     Portfolio................      0.80%           --           0.12%       0.92%            --                 0.92%(9)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.11%       0.43%            --                 0.43%(10)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                 0.82%
   Smith Barney International
     All Cap Growth Portfolio.      0.90%           --           0.09%       0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio..........      0.65%           --           0.04%       0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                 0.85%

                                               DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL      WAIVER              ANNUAL
                                  MANAGEMENT      (12b-1)       OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES
----------------                --------------  ------------   --------   ------------  ---------------     ---------------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*.........      0.60%          0.25%         0.05%       0.90%            --                 0.90%
   Emerging Growth Portfolio
     Class II Shares*.........      0.70%          0.25%         0.07%       1.02%            --                 1.02%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                   --(13)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.10%       0.93%            --                   --(11)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......      0.58%          0.25%         1.27%       2.10%            --                   --(12)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES

 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expenses include a 0.06% administrative services fee the Fund pays to TheTravelers Insurance Company.

 (2) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (3) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (6) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (8) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (9) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (10) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (13) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                              VOLUNTARY FEE
                                                                              WAIVER AND/OR
                                                                                 EXPENSE                NET TOTAL ANNUAL
       FUNDING OPTION                                                         REIMBURSEMENT            OPERATING EXPENSES
       --------------                                                    ----------------------       ---------------------
       High Yield Bond Fund -- Class I.............................               0.01%                       1.00%
       Total Return Fund -- Class I................................               0.01%                       1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio.......               0.25%                       0.90%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


                                           IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
                                         1 YEAR    3 YEARS    5 YEARS 10 YEARS   1 YEAR     3 YEARS   5 YEARS   10 YEARS
                                         --------  ---------  ------- --------   --------   --------  --------  --------
   Underlying Fund with Maximum Total
     Annual Operating Expenses........     885       1273      1486     2138       185        573       986       2138

   Underlying Fund with Minimum Total
     Annual Operating Expenses........    1053       1774      2317     3775       353       1074      1817       3775

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
CitiElite Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity or Income Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 86 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
High Yield Bond Trust                      Seeks high current income. The Fund         Travelers Asset Management
                                           normally invests in below                   International Company LLC
                                           investment-grade bonds and debt             ("TAMIC")
                                           securities.

Money Market Portfolio (Travelers)         Seeks high current return with              TAMIC
                                           preservation of capital and
                                           liquidity. The Fund normally invests
                                           in high-quality short term money
                                           market instruments.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Balanced Fund -- Series I      Seeks high total return with                A I M Advisers, Inc ("AIM")
                                           preservation of capital. The Fund
                                           normally invests in common stocks,
                                           preferred stocks, convertible
                                           securities and bonds.

   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        A I M
     Series I                              capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

   AllianceBernstein Technology            Seeks growth of capital. The Fund           Alliance.
     Portfolio -- Class B                  normally invests in companies that use
                                           technology extensively in the
                                           development of new or improved
                                           products or processes.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Templeton Foreign Securities            Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       Travelers Investment Management
     Shares                                expenses, correspond to the price and       Company ("TIMCO")
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund -- Class IB Shares               normally invests in common stocks of
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.

   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   High Yield Bond Fund -- Class I         Seeks total return consistent with the      SBAM
                                           preservation of capital. The Fund
                                           normally invests in high yield
                                           fixed-income securities issued by U.S.
                                           and foreign corporations and foreign
                                           governments.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Total Return Fund -- Class I            Seeks above average income (compared        SBAM
                                           to a portfolio invested entirely in
                                           equity securities). Secondarily seeks
                                           growth of capital and income. The Fund
                                           normally invests in a broad range of
                                           equity and fixed-income securities of
                                           U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A+     Seeks high current return consistent        SBFM
                                           with preservation of capital. The Fund
                                           normally invests in debt securities
                                           issued or guaranteed by the U.S.
                                           government, its agencies or
                                           instrumentalities.

   Smith Barney Growth and Income          Seeks reasonable growth and income.         SBFM
     Portfolio                             The Fund normally invests in equity
                                           securities of large U.S companies that
                                           provide dividend or interest income.

   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.          TAMIC
                                           The Fund normally invests in common         Subadviser: Massachusetts Financial
                                           stock and related securities of             Services ("MFS")
                                           emerging growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P.
                                           large cap companies located in the
                                           United States.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM
                                           from new products, services or
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income. The Fund         TIA
                                           normally invests in the debt                Subadviser: Pioneer Investment
                                           securities of a broad range of issuers      Management, Inc.
                                           and segments of the debt securities
                                           market.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney International All Cap      Seeks total return on assets from           SBFM
     Growth Portfolio                      growth of capital and income. The Fund
                                           normally invests in equity securities
                                           of foreign companies.

   Smith Barney Large Cap Value            Seeks long-term growth of capital.          SBFM
     Portfolio                             Current income is a secondary
                                           objective. The Fund normally invests
                                           in equities, or similar securities,
                                           of companies with large market
                                           capitalizations.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital.          SBFM
                                           The Fund normally invests in
                                           equities, or similar securities, of
                                           medium sized companies.

              UNDERLYING                                  INVESTMENT                               INVESTMENT
                 FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Shares Seeks capital growth and             Van Kampen Asset Management Inc
                                           income. The Fund normally invests in        ("Van Kampen")
                                           common and preferred stocks, and
                                           convertible securities, of well
                                           established undervalued companies.

   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

--------------
 +     Closed to new investors.

                                THE FIXED ACCOUNT
--------------------------------------------------------------------------------
We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and

       o   benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
      ----------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                 3 years                  7%
               3 years                 4 years                  6%
               4 years                 5 years                  5%
               5 years                 6 years                  4%
               6 years                 7 years                  3%
               7+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o upon election of a lifetime annuity payout taken after the first Contract Year or

       o due to a minimum distribution under minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. We reserve the right not to permit free withdrawals on full surrenders.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds or

       (2) after an annuity payout has begun or

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 7% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

        YEARS SINCE INITIAL PURCHASE PAYMENT MADE       WITHDRAWAL CHARGE
      ----------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO     BUT LESS THAN
               0 years                 3 years                  7%
               3 years                 4 years                  6%
               4 years                 5 years                  5%
               5 years                 6 years                  4%
               6 years                 7 years                  3%
               7+ years                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payment we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name Joint Owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint Owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

We must be notified of the Annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the Contract Value on the Death Report Date, less any applicable premium tax and outstanding loans.

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (if any, as described below).

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:
The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

       (1) the Contract Value;

       (2) the total Purchase Payments made under the Contract; or

       (3) the Step-Up value (as described below) associated with the seventh Contract Date anniversary.

WHERE THE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE: The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax, previous withdrawals and any outstanding loans.

STEP-UP VALUE. We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, we will recalculate the Step-Up value on each anniversary until the Annuitant's 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the Contract Value on that date. If the Step-Up value is greater than the Contract Value, the Step-Up value remains unchanged. The Step-Up value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all Contracts, each time a Purchase Payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described below).

The partial surrender reduction equals:

       (1) the Step-Up value immediately before the reduction for the withdrawal, multiplied by

       (2) the amount of the withdrawal divided by

       (3) the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/55,000) = $9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE               PAY THE PROCEEDS TO       UNLESS. . .                                   APPLY*
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH JOINT OWNER)                     or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate      receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving Joint                                                    Yes
NOT THE ANNUITANT)                     Owner.
----------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving Joint Owner.       receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving Joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         Owner.                       the Contract rather than receive the
                                                                    distribution.
----------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract rather than receive the
                                       surviving Joint Owner.       distribution.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the company to pay the
                                                                    beneficiary, who may elect to
                                                                    continue the Contract.
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless, where there is no CONTINGENT      Yes
CONTRACT OWNER)                        or if none, to the           ANNUITANT, the beneficiary elects to
                                       CONTRACT OWNER.              continue the Contract rather than
                                                                    receive the distribution.

                                                                    Or unless, there is a CONTINGENT
                                                                    ANNUITANT. Then, the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or Owner.
----------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO        UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER): Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding option by the corresponding accumulation unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your Net Investment Rate. For example, a Net Investment Rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity or income Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor Separate Accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

ANNUITANT

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world's largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

FIRST CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the Deputy General Counsel of the Company.

CITICORP LIFE INSURANCE COMPANY

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the Deputy General Counsel of the Company.

                   APPENDIX A--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   High Yield Bond Trust (7/99).............................   2003        1.098           1.398               1,269,679
                                                               2002        1.064           1.098               1,328,426
                                                               2001        0.985           1.064               1,467,490
                                                               2000        0.990           0.985               1,423,194
                                                               1999        1.000           0.990                 387,820

   Money Market Portfolio (7/99)............................   2003        1.094           1.087                 186,528
                                                               2002        1.094           1.094                 209,839
                                                               2001        1.070           1.094                 455,269
                                                               2000        1.020           1.070                 298,796
                                                               1999        1.000           1.020                 103,494

AIM Variable Insurance Funds
   AIM V.I. Balanced Fund -- Series I (5/01)................   2003        0.752           0.862                      --
                                                               2002        0.920           0.752                      --
                                                               2001        1.000           0.920                      --

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2003        0.480           0.592                 777,579
                                                               2002        0.698           0.480                 899,769
                                                               2001        0.810           0.698               1,021,639
                                                               2000        1.000           0.810                 615,260

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.716           0.933                  85,359
                                                               2002        0.934           0.716                  85,359
                                                               2001        1.000           0.934                  10,009

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/02)...........................................   2003        0.593           0.721                   5,192
                                                               2002        0.869           0.593                   5,192
                                                               2001        1.000           0.869                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   AllianceBernstein Technology Portfolio -- Class B (5/00).   2003        0.274           0.388                 241,596
                                                               2002        0.477           0.274                 371,100
                                                               2001        0.649           0.477                 545,479
                                                               2000        1.000           0.649                 412,584

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2003        0.777           1.052                 385,724
                                                               2002        1.105           0.777                 434,324
                                                               2001        1.323           1.105                 483,622
                                                               2000        1.606           1.323                 582,663
                                                               1999        1.000           1.606                 353,953

   Templeton Foreign Securities Fund -- Class 2
   Shares (6/99)............................................   2003        0.740           0.965                 994,519
                                                               2002        0.921           0.740               1,168,470
                                                               2001        1.113           0.921               1,312,710
                                                               2000        1.155           1.113               1,320,869
                                                               1999        1.000           1.155                 523,110

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992                 124,483
                                                               2002        0.993           0.808                 122,822
                                                               2001        1.000           0.993                 136,510

   Equity Index Portfolio -- Class II Shares (10/99)........   2003        2.109           2.657                 165,705
                                                               2002        2.756           2.109                 192,035
                                                               2001        3.189           2.756                 264,771
                                                               2000        3.566           3.189                 303,807
                                                               1999        1.000           3.566                  91,907

   Fundamental Value Portfolio (5/01).......................   2003        0.719           0.983                 178,788
                                                               2002        0.927           0.719                 163,806
                                                               2001        1.000           0.927                  56,243

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.135           1.175                 347,702
                                                               2002        1.055           1.135                 196,940
                                                               2001        1.000           1.055                  87,237

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (4/01)............................................   2003        0.701           0.888                      --
                                                               2002        0.863           0.701                      --
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.888           1.310                  20,947
                                                               2002        1.101           0.888                  60,072
                                                               2001        1.000           1.101                  12,635

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2003        0.961           1.318                 895,659
                                                               2002        1.301           0.961               1,106,497
                                                               2001        1.295           1.301               1,332,364
                                                               2000        1.110           1.295               1,175,386
                                                               1999        1.000           1.110                 487,553

   High Yield Bond Fund -- Class I (6/99)...................   2003        1.110           1.360                 248,108
                                                               2002        1.049           1.110                 244,263
                                                               2001        1.012           1.049                 252,276
                                                               2000        1.026           1.012                 259,134
                                                               1999        1.000           1.026                 243,341

   Investors Fund -- Class I (6/99).........................   2003        0.826           1.078               1,309,214
                                                               2002        1.089           0.826               1,512,898
                                                               2001        1.152           1.089               1,579,948
                                                               2000        1.014           1.152               1,503,264
                                                               1999        1.000           1.014                 880,932

   Total Return Fund -- Class I (6/99)......................   2003        0.933           1.067                 569,803
                                                               2002        1.016           0.933                 788,201
                                                               2001        1.039           1.016                 845,157
                                                               2000        0.976           1.039                 721,355
                                                               1999        1.000           0.976                 680,016

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (12/99)........   2003        1.234           1.226                   6,017
                                                               2002        1.160           1.234                  27,604
                                                               2001        1.111           1.160                  46,643
                                                               2000        0.988           1.111                  64,949
                                                               1999        1.000           0.988                  22,640

   Smith Barney Growth and Income Portfolio (9/99)..........   2003        0.670           0.860                 233,965
                                                               2002        0.873           0.670                 242,320
                                                               2001        0.992           0.873                 317,608
                                                               2000        1.082           0.992                 422,540
                                                               1999        1.000           1.082                 136,745

   Smith Barney Large Cap Core Portfolio (9/99).............   2003        0.680           0.828                 108,050
                                                               2002        0.932           0.680                 114,875
                                                               2001        1.105           0.932                 337,303
                                                               2000        1.182           1.105                 559,088
                                                               1999        1.000           1.182                 186,983

   Smith Barney Premier Selections All Cap Growth
   Portfolio (10/99)........................................   2003        0.845           1.119                 170,897
                                                               2002        1.171           0.845                 163,550
                                                               2001        1.383           1.171                 221,520
                                                               2000        1.190           1.383                 277,463
                                                               1999        1.000           1.190                  61,531

The Travelers Series Trust
   Equity Income Portfolio (8/00)...........................   2003        0.851           1.101                  49,743
                                                               2002        1.003           0.851                  58,088
                                                               2001        1.089           1.003                  46,932
                                                               2000        1.000           1.089                  15,684

   Large Cap Portfolio (6/99)...............................   2003        0.641           0.788               3,269,157
                                                               2002        0.842           0.641               3,618,271
                                                               2001        1.033           0.842               4,070,596
                                                               2000        1.225           1.033               4,306,660
                                                               1999        1.000           1.225               2,109,249

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2003        0.634           0.757                 628,724
                                                               2002        0.859           0.634                 841,165

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2001        1.123           0.859                 956,644
                                                               2000        1.206           1.123                 992,800
                                                               1999        1.000           1.206                 805,921

   MFS Emerging Growth Portfolio (5/00).....................   2003        0.330           0.421                 586,972
                                                               2002        0.510           0.330                 833,192
                                                               2001        0.810           0.510                 866,514
                                                               2000        1.000           0.810                 522,047

   MFS Mid Cap Growth Portfolio (6/99)......................   2003        0.643           0.869               1,141,835
                                                               2002        1.275           0.643               1,377,450
                                                               2001        1.694           1.275               1,442,243
                                                               2000        1.570           1.694               1,473,792
                                                               1999        1.000           1.570                 726,745

   Travelers Quality Bond Portfolio (6/99)..................   2003        1.170           1.234                 586,248
                                                               2002        1.122           1.170                 721,120
                                                               2001        1.062           1.122                 662,527
                                                               2000        1.006           1.062                 678,671
                                                               1999        1.000           1.006                 323,931

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2003        0.695           0.886               1,122,503
                                                               2002        0.926           0.695               1,537,693
                                                               2001        1.232           0.926               1,804,610
                                                               2000        1.394           1.232               1,733,070
                                                               1999        1.000           1.394                 954,495

   MFS Total Return Portfolio (6/99)........................   2003        1.046           1.202               1,165,495
                                                               2002        1.119           1.046               1,242,738
                                                               2001        1.135           1.119               1,450,825
                                                               2000        0.987           1.135               1,557,751
                                                               1999        1.000           0.987                 880,103

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.063           1.253                 580,415
                                                               2002        1.018           1.063                 744,611
                                                               2001        0.990           1.018                 804,377
                                                               2000        1.008           0.990                 788,292
                                                               1999        1.000           1.008                 319,191

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.692           0.918                 184,014
                                                               2002        1.042           0.692                 159,682
                                                               2001        1.000           1.042                  56,062

   Smith Barney International All Cap Growth
   Portfolio (5/01).........................................   2003        0.578           0.727                      --
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (5/01)............   2003        0.674           0.849                  13,899
                                                               2002        0.917           0.674                  13,899
                                                               2001        1.000           0.917                  13,899

   Smith Barney Large Capitalization Growth Portfolio (4/01)   2003        0.684           0.996                  32,816
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/01)...............   2003        0.754           0.964                  39,394
                                                               2002        0.945           0.754                      --
                                                               2001        1.000           0.945                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (7/02).............   2003        0.732           0.944                  31,240
                                                               2002        0.922           0.732                  24,421
                                                               2001        1.000           0.922                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.546           0.684                   4,471
                                                               2002        0.822           0.546                   3,211
                                                               2001        1.000           0.822                   3,211

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2003        0.943           1.320                 187,863
                                                               2002        1.286           0.943                 269,353
                                                               2001        1.556           1.286                 325,040
                                                               2000        1.448           1.556                 177,429
                                                               1999        1.000           1.448                  52,740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.720           0.910                 259,737
                                                               2002        0.807           0.720                 310,773
                                                               2001        0.935           0.807                 253,045
                                                               2000        1.000           0.935                 189,353

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (6/02)...........................................   2003        0.788           0.971                   5,564
                                                               2002        0.864           0.788                     794
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- \ Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners

                   APPENDIX B--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                       SEPARATE ACCOUNT CHARGES 1.40% (CE)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   High Yield Bond Trust (7/99).............................   2003        1.098           1.398                 663,301
                                                               2002        1.064           1.098                 701,831
                                                               2001        0.985           1.064                 933,279
                                                               2000        0.990           0.985                 797,443
                                                               1999        1.000           0.990                 229,711

   Money Market Portfolio (7/99)............................   2003        1.094           1.087               1,573,792
                                                               2002        1.094           1.094               3,006,951
                                                               2001        1.070           1.094               3,340,414
                                                               2000        1.020           1.070               1,806,081
                                                               1999        1.000           1.020                 325,542

AIM Variable Insurance Funds
   AIM V.I. Balanced Fund -- Series I (10/01)...............   2003        0.752           0.862                   8,661
                                                               2002        0.920           0.752                   7,557
                                                               2001        1.000           0.920                   3,806

   AIM V.I. Premier Equity Fund -- Series I (5/00)..........   2003        0.480           0.592               3,280,257
                                                               2002        0.698           0.480               3,830,466
                                                               2001        0.810           0.698               5,229,207
                                                               2000        1.000           0.810               5,190,175

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (7/01)...........................................   2003        0.716           0.933                  99,615
                                                               2002        0.934           0.716                  91,434
                                                               2001        1.000           0.934                   7,817

   AllianceBernstein Premier Growth Portfolio --
   Class B (12/01)..........................................   2003        0.593           0.721                   7,327
                                                               2002        0.869           0.593                   7,327
                                                               2001        1.000           0.869                   2,426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   AllianceBernstein Technology Portfolio -- Class B (5/00).   2003        0.274           0.388               3,137,903
                                                               2002        0.477           0.274               3,553,041
                                                               2001        0.649           0.477               4,367,933
                                                               2000        1.000           0.649               4,555,999

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (6/99).........   2003        0.777           1.052               1,804,874
                                                               2002        1.105           0.777               2,006,594
                                                               2001        1.323           1.105               2,355,368
                                                               2000        1.606           1.323               2,559,721
                                                               1999        1.000           1.606                 610,331

   Templeton Foreign Securities Fund -- Class 2
   Shares (6/99)............................................   2003        0.740           0.965               3,584,444
                                                               2002        0.921           0.740               4,191,795
                                                               2001        1.113           0.921               5,705,291
                                                               2000        1.155           1.113               6,380,305
                                                               1999        1.000           1.155               1,695,047

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992                 855,682
                                                               2002        0.993           0.808                 782,627
                                                               2001        1.000           0.993                 611,988

   Equity Index Portfolio -- Class II Shares (9/99).........   2003        2.109           2.657               1,674,934
                                                               2002        2.756           2.109               1,942,355
                                                               2001        3.189           2.756               2,369,636
                                                               2000        3.566           3.189               2,314,812
                                                               1999        1.000           3.566                 653,332

   Fundamental Value Portfolio (5/01).......................   2003        0.719           0.983                 607,296
                                                               2002        0.927           0.719                 371,930
                                                               2001        1.000           0.927                 287,160

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.135           1.175               1,353,478
                                                               2002        1.055           1.135               1,297,327
                                                               2001        1.000           1.055                 102,543

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (4/01)   2003        0.570           0.742                      --
                                                               2002        0.821           0.570                      --
                                                               2001        1.000           0.821                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (3/02)............................................   2003        0.701           0.888                  34,786
                                                               2002        0.863           0.701                  31,770
                                                               2001        1.000           0.863                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.888           1.310                 105,996
                                                               2002        1.101           0.888                  98,107
                                                               2001        1.000           1.101                  26,300

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/99)...........................   2003        0.961           1.318               7,582,500
                                                               2002        1.301           0.961               8,704,358
                                                               2001        1.295           1.301              10,639,024
                                                               2000        1.110           1.295              10,999,748
                                                               1999        1.000           1.110               5,371,395

   High Yield Bond Fund -- Class I (6/99)...................   2003        1.110           1.360                 986,566
                                                               2002        1.049           1.110               1,221,088
                                                               2001        1.012           1.049               1,403,990
                                                               2000        1.026           1.012               1,439,268
                                                               1999        1.000           1.026                 720,018

   Investors Fund -- Class I (6/99).........................   2003        0.826           1.078               6,761,800
                                                               2002        1.089           0.826               7,617,928
                                                               2001        1.152           1.089               9,331,074
                                                               2000        1.014           1.152              10,218,846
                                                               1999        1.000           1.014               5,822,883

   Total Return Fund -- Class I (6/99)......................   2003        0.933           1.067               2,485,696
                                                               2002        1.016           0.933               2,825,528
                                                               2001        1.039           1.016               3,546,592
                                                               2000        0.976           1.039               4,159,513
                                                               1999        1.000           0.976               2,312,186

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (10/99)........   2003        1.234           1.226                 989,320
                                                               2002        1.160           1.234               1,239,662
                                                               2001        1.111           1.160               1,413,099
                                                               2000        0.988           1.111               1,057,208
                                                               1999        1.000           0.988                 118,579

   Smith Barney Growth and Income Portfolio (9/99)..........   2003        0.670           0.860               1,090,231
                                                               2002        0.873           0.670               1,228,726
                                                               2001        0.992           0.873               1,719,868
                                                               2000        1.082           0.992               1,668,141
                                                               1999        1.000           1.082                 481,693

   Smith Barney Large Cap Core Portfolio (9/99).............   2003        0.680           0.828               2,203,344
                                                               2002        0.932           0.680               2,554,011
                                                               2001        1.105           0.932               3,095,027
                                                               2000        1.182           1.105               3,398,851
                                                               1999        1.000           1.182               1,085,790

   Smith Barney Premier Selections All Cap Growth
   Portfolio (9/99).........................................   2003        0.845           1.119               1,223,936
                                                               2002        1.171           0.845               1,443,689
                                                               2001        1.383           1.171               1,757,255
                                                               2000        1.190           1.383               1,737,712
                                                               1999        1.000           1.190                 395,923

The Travelers Series Trust
   Equity Income Portfolio (5/00)...........................   2003        0.851           1.101                 863,508
                                                               2002        1.003           0.851                 793,721
                                                               2001        1.089           1.003               1,019,162
                                                               2000        1.000           1.089                 865,435

   Large Cap Portfolio (6/99)...............................   2003        0.641           0.788              11,401,876
                                                               2002        0.842           0.641              12,856,211
                                                               2001        1.033           0.842              15,963,286
                                                               2000        1.225           1.033              18,080,222
                                                               1999        1.000           1.225               8,172,389

   Merrill Lynch Large Cap Core Portfolio (6/99)............   2003        0.634           0.757               4,020,096
                                                               2002        0.859           0.634               4,534,604

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2001        1.123           0.859               5,463,759
                                                               2000        1.206           1.123               6,108,726
                                                               1999        1.000           1.206               3,145,553

   MFS Emerging Growth Portfolio (5/00).....................   2003        0.330           0.421               2,227,491
                                                               2002        0.510           0.330               2,716,700
                                                               2001        0.810           0.510               3,004,546
                                                               2000        1.000           0.810               3,090,800

   MFS Mid Cap Growth Portfolio (6/99)......................   2003        0.643           0.869               4,177,838
                                                               2002        1.275           0.643               4,610,050
                                                               2001        1.694           1.275               5,758,372
                                                               2000        1.570           1.694               6,070,239
                                                               1999        1.000           1.570               1,542,218

   Travelers Quality Bond Portfolio (6/99)..................   2003        1.170           1.234               4,244,612
                                                               2002        1.122           1.170               4,551,803
                                                               2001        1.062           1.122               4,803,284
                                                               2000        1.006           1.062               3,868,936
                                                               1999        1.000           1.006               1,879,153

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/99)................   2003        0.695           0.886               7,049,926
                                                               2002        0.926           0.695               8,003,784
                                                               2001        1.232           0.926              10,399,299
                                                               2000        1.394           1.232              11,053,797
                                                               1999        1.000           1.394               3,443,559

   MFS Total Return Portfolio (6/99)........................   2003        1.046           1.202               5,800,484
                                                               2002        1.119           1.046               6,556,444
                                                               2001        1.135           1.119               7,478,380
                                                               2000        0.987           1.135               7,961,933
                                                               1999        1.000           0.987               4,154,043

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.063           1.253                 933,064
                                                               2002        1.018           1.063               1,195,441
                                                               2001        0.990           1.018               1,343,207
                                                               2000        1.008           0.990               1,406,014
                                                               1999        1.000           1.008                 976,461

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.692           0.918               1,258,492
                                                               2002        1.042           0.692               1,107,937
                                                               2001        1.000           1.042                 594,585

   Smith Barney International All Cap Growth
   Portfolio (1/00).........................................   2003        0.578           0.727                  32,427
                                                               2002        0.789           0.578                      --
                                                               2001        1.000           0.789                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.674           0.849                 100,041
                                                               2002        0.917           0.674                  83,625
                                                               2001        1.000           0.917                  79,903

   Smith Barney Large Capitalization Growth Portfolio (6/02)   2003        0.684           0.996                 126,606
                                                               2002        0.923           0.684                  21,357
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.754           0.964                 331,586
                                                               2002        0.945           0.754                 371,898
                                                               2001        1.000           0.945                  87,535

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.732           0.944                 268,726
                                                               2002        0.922           0.732                 212,379
                                                               2001        1.000           0.922                  31,711

   Emerging Growth Portfolio -- Class II Shares (3/02)......   2003        0.546           0.684                  18,511
                                                               2002        0.822           0.546                  13,851
                                                               2001        1.000           0.822                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/99).........................................   2003        0.943           1.320               1,075,068
                                                               2002        1.286           0.943               1,271,611
                                                               2001        1.556           1.286               1,687,182
                                                               2000        1.448           1.556                 523,976
                                                               1999        1.000           1.448                 114,352

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------  --------------  ---------------    -------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.720           0.910               1,546,685
                                                               2002        0.807           0.720               1,504,764
                                                               2001        0.935           0.807               1,714,241
                                                               2000        1.000           0.935               1,779,892

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (1/00)...........................................   2003        0.788           0.971                   8,146
                                                               2002        0.864           0.788                      --
                                                               2001        1.000           0.864                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Smith Barney Investment Series: SB Government Portfolio -- Class A Shares is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Option may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Financial Statements



--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office, One Cityplace, Hartford, Connecticut 06103. First Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20676S.


Name:
            ---------------------------------------------------
Address:
            ---------------------------------------------------

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                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

8



                                    CITIELITE


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 3, 2004


                                       FOR


                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT


                                    ISSUED BY


                         CITICORP LIFE INSURANCE COMPANY



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to Citicorp Life Insurance Company, Customer Service, One Cityplace, Hartford, CT 06103 or by calling (800) 497-4857.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   2
VALUATION OF ASSETS.........................................................   3
FEDERAL TAX CONSIDERATIONS..................................................   4
INDEPENDENT AUDITORS........................................................   7
FINANCIAL STATEMENTS........................................................ F-1

                              THE INSURANCE COMPANY

Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of Arizona in 1971. Citicorp Life Insurance Company is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-43415 and its telephone number is
(800) 457-0599.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of Arizona.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Citicorp Life Variable Annuity Separate Account (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Arizona laws. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable Contract Owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC Underwriting Commissions
                         ------------------------------

-------------------- ---------------------------------- ------------------------
                                 UNDERWRITING            AMOUNT OF UNDERWRITING
                              COMMISSIONS PAID TO              COMMISSIONS
YEAR                         TDLLC BY THE COMPANY           RETAINED BY TDLLC
-------------------- ---------------------------------- ------------------------

2003                                 $40                           $0
-------------------- ---------------------------------- ------------------------

2002                                 $80                           $0
-------------------- ---------------------------------- ------------------------

2001                                $268                           $0
-------------------- ---------------------------------- ------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The statutory financial statements of Citicorp Life Insurance Company as of December 31, 2003 and 2002, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 and 2002 statutory financial statements of Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the State of Connecticut Insurance Department.

The financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 statutory financial statements of Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the State of Connecticut Insurance Department.

ANNUAL REPORT
DECEMBER 31, 2003

                           CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One CityPlace
Hartford, CT 06103

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                       AIM V.I.
                                                                                        CAPITAL              AIM V.I.
                                                                  MONEY              APPRECIATION           CORE EQUITY
                                          HIGH YIELD             MARKET                 FUND -                FUND -
                                          BOND TRUST            PORTFOLIO              SERIES I              SERIES I
                                          ----------            ----------           ------------           -----------
ASSETS:
  Investments at market value:            $1,775,308            $  202,779            $2,443,765            $1,857,897

  Receivables:
    Dividends ................                    --                   210                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,775,308               202,989             2,443,765             1,857,897
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   303                    35                   293                   232
    Administrative fees ......                    37                     4                    50                    38
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   340                    39                   343                   270
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,774,968            $  202,950            $2,443,422            $1,857,627
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                  AIM V.I.
                                           AIM V.I.                                      AIM V.I.                 PREMIER
                                          GOVERNMENT               AIM V.I.            INTERNATIONAL               EQUITY
                                          SECURITIES            GROWTH FUND -          GROWTH FUND -               FUND -
                                        FUND - SERIES I            SERIES I               SERIES I                SERIES I
                                        ---------------         -------------          -------------            -----------
ASSETS:
  Investments at market value:            $ 1,816,082            $   631,223            $ 2,467,111             $ 5,825,313

  Receivables:
    Dividends ................                     --                     --                     (1)                     --
                                          -----------            -----------            -----------             -----------

      Total Assets ...........              1,816,082                631,223              2,467,110               5,825,313
                                          -----------            -----------            -----------             -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    243                     79                    294                     734
    Administrative fees ......                     38                     13                     50                     119
                                          -----------            -----------            -----------             -----------

      Total Liabilities ......                    281                     92                    344                     853
                                          -----------            -----------            -----------             -----------

NET ASSETS:                               $ 1,815,801            $   631,131            $ 2,466,766             $ 5,824,460
                                          ===========            ===========            ===========             ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                           TEMPLETON
ALLIANCEBERNSTEIN                                                     FRANKLIN              FOREIGN
    GROWTH AND        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN           SMALL              SECURITIES
      INCOME           PREMIER GROWTH           TECHNOLOGY           CAP FUND -              FUND -
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -             CLASS 2              CLASS 2             APPRECIATION
     CLASS B               CLASS B               CLASS B               SHARES                SHARES               PORTFOLIO
-----------------     -----------------     -----------------        ----------            ----------           ------------

   $   79,690            $    3,747            $   93,788            $  405,790            $  959,668            $2,191,391


           --                    --                    --                   494                   883                    --
   ----------            ----------            ----------            ----------            ----------            ----------

       79,690                 3,747                93,788               406,284               960,551             2,191,391
   ----------            ----------            ----------            ----------            ----------            ----------




           13                     1                    16                    73                   164                   264
            2                    --                     2                     9                    20                    44
   ----------            ----------            ----------            ----------            ----------            ----------

           15                     1                    18                    82                   184                   308
   ----------            ----------            ----------            ----------            ----------            ----------

   $   79,675            $    3,746            $   93,770            $  406,202            $  960,367            $2,191,083
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         EQUITY INDEX                                                         MFS(R)
                                          PORTFOLIO -                                   MFS(R)               EMERGING
                                           CLASS II            FUNDAMENTAL               BOND                 GROWTH
                                            SHARES           VALUE PORTFOLIO            SERIES                SERIES
                                         ------------        ---------------          ----------            ----------
ASSETS:
  Investments at market value:            $  440,323            $  175,861            $1,878,493            $2,782,047

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               440,323               175,861             1,878,493             2,782,047
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                    75                    30                   241                   348
    Administrative fees ......                     9                     4                    38                    57
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    84                    34                   279                   405
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  440,239            $  175,827            $1,878,214            $2,781,642
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                 PUTNAM VT
      MFS(R)                                      MFS(R)               MFS(R)             TOTAL RETURN           SMALL CAP
      MONEY                MFS(R)               STRATEGIC              TOTAL              PORTFOLIO -           VALUE FUND -
      MARKET              RESEARCH                INCOME               RETURN            ADMINISTRATIVE           CLASS IB
      SERIES               SERIES                 SERIES               SERIES                CLASS                 SHARES
   ----------            ----------            ----------            ----------          --------------         ------------

   $1,082,418            $2,071,207            $  193,059            $4,091,551            $  408,733            $   27,440


          282                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,082,700             2,071,207               193,059             4,091,551               408,733                27,440
   ----------            ----------            ----------            ----------            ----------            ----------




          140                   251                    22                   516                    70                     5
           23                    42                     4                    84                     8                     1
   ----------            ----------            ----------            ----------            ----------            ----------

          163                   293                    26                   600                    78                     6
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,082,537            $2,070,914            $  193,033            $4,090,951            $  408,655            $   27,434
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            ALL CAP             HIGH YIELD            INVESTORS
                                            FUND -              BOND FUND -            FUND -              TOTAL RETURN
                                            CLASS I              CLASS I               CLASS I            FUND - CLASS I
                                          ----------            -----------           ----------          --------------
ASSETS:
  Investments at market value:            $1,180,622            $  337,391            $1,411,535            $  607,887

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,180,622               337,391             1,411,535               607,887
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   206                    58                   239                   103
    Administrative fees ......                    25                     7                    28                    13
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   231                    65                   267                   116
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,180,391            $  337,326            $1,411,268            $  607,771
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                    SMITH BARNEY
       SB                                                              PREMIER
   GOVERNMENT           SMITH BARNEY                                 SELECTIONS
   PORTFOLIO -           GROWTH AND           SMITH BARNEY             ALL CAP               EQUITY
     CLASS A               INCOME               LARGE CAP               GROWTH               INCOME              LARGE CAP
     SHARES               PORTFOLIO          CORE PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
   -----------          ------------         --------------         ------------           ----------            ----------

   $    7,381            $  201,224            $   89,425            $  191,281            $   54,769            $2,577,908


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

        7,381               201,224                89,425               191,281                54,769             2,577,908
   ----------            ----------            ----------            ----------            ----------            ----------




            1                    34                    15                    33                     9                   445
           --                     4                     2                     4                     1                    53
   ----------            ----------            ----------            ----------            ----------            ----------

            1                    38                    17                    37                    10                   498
   ----------            ----------            ----------            ----------            ----------            ----------

   $    7,380            $  201,186            $   89,408            $  191,244            $   54,759            $2,577,410
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                MFS                                   TRAVELERS
                                        MERRILL LYNCH         EMERGING             MFS MID             QUALITY
                                          LARGE CAP            GROWTH            CAP GROWTH              BOND
                                        CORE PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        --------------        ---------          ----------           ---------
ASSETS:
  Investments at market value:            $476,216            $246,991            $992,615            $723,871

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             476,216             246,991             992,615             723,871
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                  81                  42                 176                 124
    Administrative fees ......                  10                   5                  21                  15
                                          --------            --------            --------            --------

      Total Liabilities ......                  91                  47                 197                 139
                                          --------            --------            --------            --------

NET ASSETS:                               $476,125            $246,944            $992,418            $723,732
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                               SMITH BARNEY
                             MFS                PIONEER             SMITH BARNEY                                   LARGE
  AIM CAPITAL               TOTAL              STRATEGIC             AGGRESSIVE            SMITH BARNEY        CAPITALIZATION
  APPRECIATION             RETURN                INCOME                GROWTH               LARGE CAP             GROWTH
   PORTFOLIO              PORTFOLIO            PORTFOLIO              PORTFOLIO          VALUE PORTFOLIO         PORTFOLIO
  ------------           ----------            ----------           ------------         ---------------       --------------

   $  993,804            $1,400,206            $  727,201            $2,093,937            $   11,797            $   32,686


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      993,804             1,400,206               727,201             2,093,937                11,797                32,686
   ----------            ----------            ----------            ----------            ----------            ----------




          178                   238                   124                   253                     2                     6
           21                    29                    15                    43                    --                     1
   ----------            ----------            ----------            ----------            ----------            ----------

          199                   267                   139                   296                     2                     7
   ----------            ----------            ----------            ----------            ----------            ----------

   $  993,605            $1,399,939            $  727,062            $2,093,641            $   11,795            $   32,679
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  EMERGING         SMITH BARNEY
                                                              COMSTOCK             GROWTH            SMALL CAP
                                        SMITH BARNEY        PORTFOLIO -          PORTFOLIO -          GROWTH
                                           MID CAP            CLASS II            CLASS II         OPPORTUNITIES
                                       CORE PORTFOLIO          SHARES              SHARES            PORTFOLIO
                                       --------------       -----------          -----------       -------------
ASSETS:
  Investments at market value:            $ 37,994            $ 29,509            $  3,056            $862,789

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              37,994              29,509               3,056             862,789
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   6                   5                   1                 115
    Administrative fees ......                   1                   1                  --                  18
                                          --------            --------            --------            --------

      Total Liabilities ......                   7                   6                   1                 133
                                          --------            --------            --------            --------

NET ASSETS:                               $ 37,987            $ 29,503            $  3,055            $862,656
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     EQUITY -
      INCOME                GROWTH                   HIGH                                                             CONTRAFUND(R)
   PORTFOLIO -            PORTFOLIO -               INCOME                OVERSEAS             CONTRAFUND(R)           PORTFOLIO -
     INITIAL                INITIAL               PORTFOLIO -            PORTFOLIO -            PORTFOLIO -              SERVICE
      CLASS                  CLASS               INITIAL CLASS          INITIAL CLASS          INITIAL CLASS             CLASS 2
   -----------            -----------            -------------          -------------          -------------          -------------

   $ 5,218,652            $ 3,456,666             $ 1,852,543            $ 1,011,273            $ 5,436,810            $   236,305


            --                     (1)                     --                     --                     --                     --
   -----------            -----------             -----------            -----------            -----------            -----------

     5,218,652              3,456,665               1,852,543              1,011,273              5,436,810                236,305
   -----------            -----------             -----------            -----------            -----------            -----------




           628                    461                     235                    120                    682                     40
           106                     70                      38                     20                    110                      4
   -----------            -----------             -----------            -----------            -----------            -----------

           734                    531                     273                    140                    792                     44
   -----------            -----------             -----------            -----------            -----------            -----------

   $ 5,217,918            $ 3,456,134             $ 1,852,270            $ 1,011,133            $ 5,436,018            $   236,261
   ===========            ===========             ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                  DYNAMIC
                                                                  CAPITAL
                                                                APPRECIATION
                                           INDEX 500             PORTFOLIO -
                                          PORTFOLIO -              SERVICE
                                         INITIAL CLASS             CLASS 2               COMBINED
                                         -------------          ------------            -----------
ASSETS:
  Investments at market value:            $ 5,349,232            $     5,402            $71,763,662

  Receivables:
    Dividends ................                      2                     --                  1,869
                                          -----------            -----------            -----------

      Total Assets ...........              5,349,234                  5,402             71,765,531
                                          -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    660                      1                  9,763
    Administrative fees ......                    110                     --                  1,471
                                          -----------            -----------            -----------

      Total Liabilities ......                    770                      1                 11,234
                                          -----------            -----------            -----------

NET ASSETS:                               $ 5,348,464            $     5,401            $71,754,297
                                          ===========            ===========            ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    AIM V.I.             AIM V.I.
                                                                                                     CAPITAL               CORE
                                                                                MONEY             APPRECIATION            EQUITY
                                                         HIGH YIELD             MARKET               FUND -               FUND -
                                                         BOND TRUST           PORTFOLIO             SERIES I             SERIES I
                                                        -----------          -----------          ------------         -----------
INVESTMENT INCOME:
  Dividends ...................................         $   120,930          $     1,546          $        --          $    17,451
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              20,126                2,496               20,937               19,037
  Administrative fees .........................               2,415                  299                3,591                3,169
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              22,541                2,795               24,528               22,206
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              98,389               (1,249)             (24,528)              (4,755)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments              (1,924)                  --             (479,379)            (493,862)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              (1,924)                  --             (479,379)            (493,862)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             290,574                   --            1,082,328              908,551
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   387,039          $    (1,249)         $   578,421          $   409,934
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AIM V.I.              AIM V.I.            AIM V.I.             AIM V.I.
                                                        GOVERNMENT              GROWTH           INTERNATIONAL           PREMIER
                                                        SECURITIES              FUND -           GROWTH FUND -        EQUITY FUND -
                                                      FUND - SERIES I          SERIES I            SERIES I             SERIES I
                                                      ---------------        -----------         -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................         $    45,239          $        --          $    11,913          $    16,576
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              20,950                6,454               20,544               53,907
  Administrative fees .........................               3,287                1,049                3,525                8,766
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              24,237                7,503               24,069               62,673
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              21,002               (7,503)             (12,156)             (46,097)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 684                   --                   --                   --
    Realized gain (loss) on sale of investments              86,305             (366,792)            (518,075)            (946,197)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              86,989             (366,792)            (518,075)            (946,197)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................            (114,085)             554,158            1,086,087            2,228,499
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $    (6,094)         $   179,863          $   555,856          $ 1,236,205
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                        TEMPLETON
                                                                                         FOREIGN
ALLIANCEBERNSTEIN                           ALLIANCEBERNSTEIN        FRANKLIN           SECURITIES
    GROWTH AND         ALLIANCEBERNSTEIN        TECHNOLOGY           SMALL CAP            FUND -
INCOME PORTFOLIO -      PREMIER GROWTH         PORTFOLIO -        FUND - CLASS 2         CLASS 2           APPRECIATION
     CLASS B          PORTFOLIO - CLASS B        CLASS B              SHARES              SHARES             PORTFOLIO
------------------    -------------------   -----------------     --------------        ----------         ------------

    $     586             $      --             $      --            $      --           $  14,696           $  12,856
    ---------             ---------             ---------            ---------           ---------           ---------


          857                    42                 1,104                4,622              10,664              19,455
          103                     4                   133                  555               1,280               3,328
    ---------             ---------             ---------            ---------           ---------           ---------

          960                    46                 1,237                5,177              11,944              22,783
    ---------             ---------             ---------            ---------           ---------           ---------

         (374)                  (46)               (1,237)              (5,177)              2,752              (9,927)
    ---------             ---------             ---------            ---------           ---------           ---------



           --                    --                    --                   --                  --                  --
          (60)                   (3)              (66,031)             (34,194)           (130,851)           (143,683)
    ---------             ---------             ---------            ---------           ---------           ---------

          (60)                   (3)              (66,031)             (34,194)           (130,851)           (143,683)
    ---------             ---------             ---------            ---------           ---------           ---------


       18,986                   717                95,905              153,925             358,160             618,520
    ---------             ---------             ---------            ---------           ---------           ---------



    $  18,552             $     668             $  28,637            $ 114,554           $ 230,061           $ 464,910
    =========             =========             =========            =========           =========           =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        EQUITY INDEX                                                      MFS(R)
                                                         PORTFOLIO -                                                     EMERGING
                                                           CLASS II          FUNDAMENTAL             MFS(R)               GROWTH
                                                           SHARES          VALUE PORTFOLIO        BOND SERIES             SERIES
                                                        ------------       ---------------        -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $     3,928          $       907          $   129,732          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................               5,230                1,728               19,927               26,461
  Administrative fees .........................                 628                  207                3,228                4,372
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................               5,858                1,935               23,155               30,833
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              (1,930)              (1,028)             106,577              (30,833)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments             (30,105)              (2,218)              79,366           (1,138,656)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................             (30,105)              (2,218)              79,366           (1,138,656)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             130,393               47,603              (15,020)           1,883,338
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $    98,358          $    44,357          $   170,923          $   713,849
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                PUTNAM VT
     MFS(R)                                MFS(R)                            TOTAL RETURN       SMALL CAP
     MONEY              MFS(R)           STRATEGIC           MFS(R)           PORTFOLIO -      VALUE FUND -
     MARKET            RESEARCH            INCOME         TOTAL RETURN      ADMINISTRATIVE      CLASS IB
     SERIES             SERIES             SERIES            SERIES              CLASS           SHARES
   ---------          ---------          ---------        ------------      --------------     ------------

   $  13,931          $  14,769          $  16,378         $  82,467          $   8,439         $     214
   ---------          ---------          ---------         ---------          ---------         ---------


      19,583             18,848              2,429            40,832              3,814               418
       3,288              3,176                426             6,759                458                50
   ---------          ---------          ---------         ---------          ---------         ---------

      22,871             22,024              2,855            47,591              4,272               468
   ---------          ---------          ---------         ---------          ---------         ---------

      (8,940)            (7,255)            13,523            34,876              4,167              (254)
   ---------          ---------          ---------         ---------          ---------         ---------



          --                 --                 --                --              3,166                --
          --           (504,108)             6,624            (3,271)               637             8,926
   ---------          ---------          ---------         ---------          ---------         ---------

          --           (504,108)             6,624            (3,271)             3,803             8,926
   ---------          ---------          ---------         ---------          ---------         ---------


          --            938,848              3,784           572,980              1,387             4,315
   ---------          ---------          ---------         ---------          ---------         ---------



   $  (8,940)         $ 427,485          $  23,931         $ 604,585          $   9,357         $  12,987
   =========          =========          =========         =========          =========         =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                          HIGH YIELD         INVESTORS
                                                          ALL CAP         BOND FUND -          FUND -         TOTAL RETURN
                                                      FUND - CLASS I       CLASS I            CLASS I        FUND - CLASS I
                                                      --------------      -----------        ---------       --------------
INVESTMENT INCOME:
  Dividends ...................................         $   2,705          $  20,134         $  17,410          $   9,253
                                                        ---------          ---------         ---------          ---------

EXPENSES:
  Insurance charges ...........................            13,933              3,824            15,824              7,918
  Administrative fees .........................             1,672                459             1,899                950
                                                        ---------          ---------         ---------          ---------

    Total expenses ............................            15,605              4,283            17,723              8,868
                                                        ---------          ---------         ---------          ---------

      Net investment income (loss) ............           (12,900)            15,851              (313)               385
                                                        ---------          ---------         ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --              7,035
    Realized gain (loss) on sale of investments           (21,388)               100           (74,082)           (23,288)
                                                        ---------          ---------         ---------          ---------

      Realized gain (loss) ....................           (21,388)               100           (74,082)           (16,253)
                                                        ---------          ---------         ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           394,480             45,624           404,378             93,151
                                                        ---------          ---------         ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 360,192          $  61,575         $ 329,983          $  77,283
                                                        =========          =========         =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          SMITH BARNEY
       SB                                                    PREMIER
   GOVERNMENT        SMITH BARNEY                          SELECTIONS
  PORTFOLIO -         GROWTH AND       SMITH BARNEY          ALL CAP             EQUITY             LARGE
    CLASS A             INCOME           LARGE CAP           GROWTH              INCOME              CAP
     SHARES            PORTFOLIO      CORE PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
  -----------        ------------     --------------      ------------         ---------          ---------

   $     234          $   1,020          $     351          $      --          $     438          $   9,337
   ---------          ---------          ---------          ---------          ---------          ---------


         204              2,212              1,060              1,821                618             30,051
          24                266                127                219                 74              3,606
   ---------          ---------          ---------          ---------          ---------          ---------

         228              2,478              1,187              2,040                692             33,657
   ---------          ---------          ---------          ---------          ---------          ---------

           6             (1,458)              (836)            (2,040)              (254)           (24,320)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
       2,863             (2,776)            (5,794)           (10,048)            (1,705)          (196,136)
   ---------          ---------          ---------          ---------          ---------          ---------

       2,863             (2,776)            (5,794)           (10,048)            (1,705)          (196,136)
   ---------          ---------          ---------          ---------          ---------          ---------


      (2,817)            49,424             24,101             53,504             14,296            727,340
   ---------          ---------          ---------          ---------          ---------          ---------



   $      52          $  45,190          $  17,471          $  41,416          $  12,337          $ 506,884
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                               MFS MID
                                                      MERRILL LYNCH       MFS EMERGING           CAP             TRAVELERS
                                                        LARGE CAP            GROWTH            GROWTH          QUALITY BOND
                                                     CORE PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     --------------       ------------        ---------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $   3,014          $      --          $      --          $  34,756
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             6,446              2,961             11,594              9,729
  Administrative fees .........................               773                355              1,391              1,168
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             7,219              3,316             12,985             10,897
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (4,205)            (3,316)           (12,985)            23,859
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --              1,716
    Realized gain (loss) on sale of investments           (86,638)          (144,375)          (309,827)             6,011
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (86,638)          (144,375)          (309,827)             7,727
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           180,566            200,499            603,151              9,692
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $  89,723          $  52,808          $ 280,339          $  41,278
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                SMITH BARNEY
      AIM                MFS              PIONEER         SMITH BARNEY        SMITH BARNEY          LARGE
    CAPITAL             TOTAL            STRATEGIC          AGGRESSIVE          LARGE CAP       CAPITALIZATION
  APPRECIATION         RETURN              INCOME            GROWTH               VALUE             GROWTH
   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
  ------------        ---------          ---------        ------------        ------------      --------------

   $      --          $  29,591          $  62,142          $      --          $     180          $       6
   ---------          ---------          ---------          ---------          ---------          ---------


      12,716             16,653              9,759             15,553                197                 46
       1,526              1,998              1,171              2,619                 24                  5
   ---------          ---------          ---------          ---------          ---------          ---------

      14,242             18,651             10,930             18,172                221                 51
   ---------          ---------          ---------          ---------          ---------          ---------

     (14,242)            10,940             51,212            (18,172)               (41)               (45)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
    (341,308)           (13,174)           (38,902)           (80,190)              (523)                 1
   ---------          ---------          ---------          ---------          ---------          ---------

    (341,308)           (13,174)           (38,902)           (80,190)              (523)                 1
   ---------          ---------          ---------          ---------          ---------          ---------


     599,078            189,423            114,870            596,339              3,506              1,592
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 243,528          $ 187,189          $ 127,180          $ 497,977          $   2,942          $   1,548
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                              EMERGING         SMITH BARNEY
                                                                            COMSTOCK           GROWTH            SMALL CAP
                                                      SMITH BARNEY        PORTFOLIO -        PORTFOLIO -           GROWTH
                                                         MID CAP            CLASS II          CLASS II         OPPORTUNITIES
                                                     CORE PORTFOLIO          SHARES             SHARES           PORTFOLIO
                                                     --------------       -----------        -----------       -------------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $     209          $      --          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................               107                305                 43              6,985
  Administrative fees .........................                13                 37                  5              1,079
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................               120                342                 48              8,064
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............              (120)              (133)               (48)            (8,064)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                 6                 79               (205)          (101,238)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................                 6                 79               (205)          (101,238)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             2,866              6,993              1,185            352,780
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   2,752          $   6,939          $     932          $ 243,478
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     EQUITY -                                                                                              CONTRAFUND(R)
      INCOME              GROWTH             HIGH INCOME           OVERSEAS           CONTRAFUND(R)         PORTFOLIO -
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            SERVICE
  INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS           CLASS 2
  -------------        -------------        -------------        -------------        -------------        -------------

   $   100,092          $    10,348          $   130,943          $     9,125          $    27,069          $       747
   -----------          -----------          -----------          -----------          -----------          -----------


        44,509               32,526               16,072                8,733               48,246                2,815
         7,526                5,010                2,602                1,493                7,894                  338
   -----------          -----------          -----------          -----------          -----------          -----------

        52,035               37,536               18,674               10,226               56,140                3,153
   -----------          -----------          -----------          -----------          -----------          -----------

        48,057              (27,188)             112,269               (1,101)             (29,071)              (2,406)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
      (389,385)            (860,078)            (229,558)            (271,906)            (305,136)              (4,835)
   -----------          -----------          -----------          -----------          -----------          -----------

      (389,385)            (860,078)            (229,558)            (271,906)            (305,136)              (4,835)
   -----------          -----------          -----------          -----------          -----------          -----------


     1,607,873            1,778,241              512,227              619,125            1,584,232               60,618
   -----------          -----------          -----------          -----------          -----------          -----------



   $ 1,266,545          $   890,975          $   394,938          $   346,118          $ 1,250,025          $    53,377
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             DYNAMIC CAPITAL
                                                                               APPRECIATION
                                                          INDEX 500            PORTFOLIO -
                                                         PORTFOLIO -             SERVICE
                                                        INITIAL CLASS            CLASS 2              COMBINED
                                                        -------------        ---------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $    112,779          $         --          $  1,094,441
                                                        ------------          ------------          ------------

EXPENSES:
  Insurance charges ...........................               61,198                    52               725,175
  Administrative fees .........................               10,362                     6               110,787
                                                        ------------          ------------          ------------

    Total expenses ............................               71,560                    58               835,962
                                                        ------------          ------------          ------------

      Net investment income (loss) ............               41,219                   (58)              258,479
                                                        ------------          ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                    --                12,601
    Realized gain (loss) on sale of investments             (780,178)                   21            (8,961,143)
                                                        ------------          ------------          ------------

      Realized gain (loss) ....................             (780,178)                   21            (8,948,542)
                                                        ------------          ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................            2,348,732                 1,306            24,028,328
                                                        ------------          ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  1,609,773          $      1,269          $ 15,338,265
                                                        ============          ============          ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                            AIM V.I.
                                                                                                             CAPITAL
                                                                                 MONEY                    APPRECIATION
                                                   HIGH YIELD                    MARKET                      FUND -
                                                   BOND TRUST                  PORTFOLIO                    SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    98,389   $   192,102   $    (1,249)  $       (36)  $   (24,528)  $   (37,539)
  Realized gain (loss) ..................       (1,924)       (5,757)           --            --      (479,379)     (474,090)
  Change in unrealized gain (loss)
    on investments ......................      290,574      (143,642)           --            --     1,082,328      (616,940)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      387,039        42,703        (1,249)          (36)      578,421    (1,128,569)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         6,000            --           500         7,323         5,208
  Participant transfers from other
    funding options .....................       15,826         7,474        75,514        42,799        44,742        72,496
  Administrative charges ................          (14)          (91)          (42)         (143)         (137)         (947)
  Contract surrenders ...................      (85,427)      (60,866)      (49,551)     (137,816)     (565,001)     (494,614)
  Participant transfers to other
    funding options .....................         (578)      (99,133)      (51,447)      (39,721)     (332,009)     (392,926)
  Other payments to participants ........           --            --            --      (134,268)       (6,257)      (10,566)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (70,193)     (146,616)      (25,526)     (268,649)     (851,339)     (821,349)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      316,846      (103,913)      (26,775)     (268,685)     (272,918)   (1,949,918)


NET ASSETS:
    Beginning of year ...................    1,458,122     1,562,035       229,725       498,410     2,716,340     4,666,258
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,774,968   $ 1,458,122   $   202,950   $   229,725   $ 2,443,422   $ 2,716,340
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                AIM V.I.
                                                    AIM V.I.                   GOVERNMENT                  AIM V.I.
                                                  CORE EQUITY                  SECURITIES                   GROWTH
                                                     FUND -                      FUND -                     FUND -
                                                    SERIES I                    SERIES I                   SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (4,755)  $   (25,992)  $    21,002   $    21,198   $    (7,503)  $   (10,772)
  Realized gain (loss) ..................     (493,862)     (399,987)       86,989        46,007      (366,792)     (241,622)
  Change in unrealized gain (loss)
    on investments ......................      908,551      (232,084)     (114,085)      152,394       554,158      (161,216)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      409,934      (658,063)       (6,094)      219,599       179,863      (413,610)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          581         3,654         3,000         7,137           350         2,424
  Participant transfers from other
    funding options .....................       12,218       109,248       185,913       612,833        22,200         9,527
  Administrative charges ................         (123)         (839)         (164)         (322)          (78)         (390)
  Contract surrenders ...................     (927,295)     (571,757)     (878,391)     (326,048)     (230,671)     (110,169)
  Participant transfers to other
    funding options .....................     (260,296)     (374,618)     (287,985)     (416,534)      (55,606)     (102,523)
  Other payments to participants ........      (91,167)      (15,992)      (18,106)           --       (46,970)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (1,266,082)     (850,304)     (995,733)     (122,934)     (310,775)     (201,131)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (856,148)   (1,508,367)   (1,001,827)       96,665      (130,912)     (614,741)


NET ASSETS:
    Beginning of year ...................    2,713,775     4,222,142     2,817,628     2,720,963       762,043     1,376,784
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,857,627   $ 2,713,775   $ 1,815,801   $ 2,817,628   $   631,131   $   762,043
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 ALLIANCEBERNSTEIN
         AIM V.I.                       AIM V.I.                    GROWTH AND                ALLIANCEBERNSTEIN
       INTERNATIONAL                     PREMIER                      INCOME                    PREMIER GROWTH
       GROWTH FUND -                  EQUITY FUND -                 PORTFOLIO -                  PORTFOLIO -
         SERIES I                       SERIES I                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (12,156)  $    (17,345)  $    (46,097)  $    (66,391)  $       (374)  $       (355)  $        (46)  $        (25)
    (518,075)      (406,801)      (946,197)    (1,100,487)           (60)         1,171             (3)            (3)

   1,086,087       (181,585)     2,228,499     (2,253,105)        18,986        (10,927)           717           (539)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     555,856       (605,731)     1,236,205     (3,419,983)        18,552        (10,111)           668           (567)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,855          8,041         13,213         14,276             --             --             --             --

      75,906         31,678         30,562        173,971             --         61,886             --          3,645
         (74)          (741)          (186)        (2,254)            --             --             --             --
    (594,856)      (492,509)    (1,244,153)      (819,429)            --             --             --             --

    (198,988)      (288,825)      (383,711)    (1,166,017)            --             --             --             --
     (84,589)        (6,081)       (38,691)       (59,244)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (792,746)      (748,437)    (1,622,966)    (1,858,697)            --         61,886             --          3,645
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (236,890)    (1,354,168)      (386,761)    (5,278,680)        18,552         51,775            668          3,078



   2,703,656      4,057,824      6,211,221     11,489,901         61,123          9,348          3,078             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,466,766   $  2,703,656   $  5,824,460   $  6,211,221   $     79,675   $     61,123   $      3,746   $      3,078
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          TEMPLETON
                                                                                FRANKLIN                   FOREIGN
                                                ALLIANCEBERNSTEIN               SMALL CAP                SECURITIES
                                                    TECHNOLOGY                   FUND -                     FUND -
                                                   PORTFOLIO -                   CLASS 2                   CLASS 2
                                                     CLASS B                     SHARES                    SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (1,237)  $    (2,398)  $    (5,177)  $    (4,954)  $     2,752   $     2,537
  Realized gain (loss) ..................      (66,031)      (88,343)      (34,194)      (53,120)     (130,851)     (101,113)
  Change in unrealized gain (loss)
    on investments ......................       95,905       (13,486)      153,925      (105,076)      358,160      (128,398)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       28,637      (104,227)      114,554      (163,150)      230,061      (226,974)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --            --            --            --         1,360         1,560
  Participant transfers from other
    funding options .....................          349         2,293        13,007        34,625        17,263        21,916
  Administrative charges ................           (1)          (51)           (7)         (148)           (2)         (275)
  Contract surrenders ...................      (10,102)      (15,081)      (45,973)      (32,506)      (55,526)      (75,134)
  Participant transfers to other
    funding options .....................      (26,704)      (41,618)      (13,417)      (34,252)      (98,313)      (63,928)
  Other payments to participants ........           --            --            --        (1,523)           --        (2,157)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (36,458)      (54,457)      (46,390)      (33,804)     (135,218)     (118,018)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       (7,821)     (158,684)       68,164      (196,954)       94,843      (344,992)


NET ASSETS:
    Beginning of year ...................      101,591       260,275       338,038       534,992       865,524     1,210,516
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $    93,770   $   101,591   $   406,202   $   338,038   $   960,367   $   865,524
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                   EQUITY INDEX
                                   PORTFOLIO -
      APPRECIATION                   CLASS II                  FUNDAMENTAL                   MFS(R)
        PORTFOLIO                     SHARES                 VALUE PORTFOLIO              BOND SERIES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (9,927)  $     5,547   $    (1,930)  $     1,211   $    (1,028)  $       131   $   106,577   $   151,957
   (143,683)     (368,343)      (30,105)      (68,129)       (2,218)        1,195        79,366        22,914

    618,520      (409,275)      130,393       (79,019)       47,603       (25,673)      (15,020)       68,956
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    464,910      (772,071)       98,358      (145,937)       44,357       (24,347)      170,923       243,827
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      3,500         2,800            --         1,000         2,500         9,900           540         9,162

    530,178       257,262            --         2,218        35,437        84,469       185,801       973,963
       (193)       (1,201)           --          (210)           (2)           --           (85)         (413)
   (869,311)   (1,103,003)       (5,348)      (52,751)      (19,776)       (4,325)     (954,465)     (754,544)

    (60,401)     (633,366)      (57,794)     (128,886)       (4,519)           --      (482,719)     (583,681)
   (137,904)     (289,054)           --            --            --            --        (9,037)      (93,222)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (534,131)   (1,766,562)      (63,142)     (178,629)       13,640        90,044    (1,259,965)     (448,735)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (69,221)   (2,538,633)       35,216      (324,566)       57,997        65,697    (1,089,042)     (204,908)



  2,260,304     4,798,937       405,023       729,589       117,830        52,133     2,967,256     3,172,164
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 2,191,083   $ 2,260,304   $   440,239   $   405,023   $   175,827   $   117,830   $ 1,878,214   $ 2,967,256
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                MFS(R)
                                                      MFS(R)                    MONEY                       MFS(R)
                                                     EMERGING                   MARKET                     RESEARCH
                                                  GROWTH SERIES                 SERIES                      SERIES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (30,833)  $   (50,567)  $    (8,940)  $     7,675   $    (7,255)  $   (25,398)
  Realized gain (loss) ..................   (1,138,656)   (1,213,527)           --            --      (504,108)     (557,803)
  Change in unrealized gain (loss)
    on investments ......................    1,883,338      (968,053)           --            --       938,848      (445,502)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      713,849    (2,232,147)       (8,940)        7,675       427,485    (1,028,703)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,656         5,006            --            --         2,250         9,225
  Participant transfers from other
    funding options .....................       59,696        45,458       671,332     3,427,946        13,103        14,485
  Administrative charges ................         (135)         (947)         (151)         (274)          (74)         (814)
  Contract surrenders ...................   (1,064,953)     (632,948)   (1,313,537)   (1,568,139)     (607,069)     (637,814)
  Participant transfers to other
    funding options .....................     (196,965)     (807,848)   (1,860,059)   (1,524,313)     (125,645)     (360,516)
  Other payments to participants ........      (28,222)       (8,427)           --            --       (69,373)      (37,829)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (1,226,923)   (1,399,706)   (2,502,415)      335,220      (786,808)   (1,013,263)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (513,074)   (3,631,853)   (2,511,355)      342,895      (359,323)   (2,041,966)


NET ASSETS:
    Beginning of year ...................    3,294,716     6,926,569     3,593,892     3,250,997     2,430,237     4,472,203
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 2,781,642   $ 3,294,716   $ 1,082,537   $ 3,593,892   $ 2,070,914   $ 2,430,237
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                            PUTNAM VT
           MFS(R)                                             TOTAL RETURN                  SMALL CAP
         STRATEGIC                    MFS(R)                   PORTFOLIO -                 VALUE FUND -
          INCOME                   TOTAL RETURN              ADMINISTRATIVE                  CLASS IB
          SERIES                      SERIES                      CLASS                       SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    13,523   $    12,014   $    34,876   $    43,398   $     4,167   $     3,936   $      (254)  $      (361)
      6,624        (3,536)       (3,271)       29,145         3,803         2,356         8,926           655

      3,784        16,566       572,980      (475,273)        1,387         5,624         4,315         2,101
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     23,931        25,044       604,585      (402,730)        9,357        11,916        12,987         2,395
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,800         2,401         4,163        38,778            --            --            --            --

     76,171        15,292       362,052       642,746       247,417       162,077         9,938        66,028
         --           (45)         (155)         (836)           --           (20)           --           (10)
    (84,666)      (57,699)   (1,388,507)   (1,089,353)      (53,376)      (34,717)         (482)      (29,011)

    (31,928)     (104,445)     (309,778)     (873,270)      (18,208)       (7,824)      (48,324)           --
   (109,622)           --      (176,694)      (57,717)           --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (148,245)     (144,496)   (1,508,919)   (1,339,652)      175,833       119,516       (38,868)       37,007
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (124,314)     (119,452)     (904,334)   (1,742,382)      185,190       131,432       (25,881)       39,402



    317,347       436,799     4,995,285     6,737,667       223,465        92,033        53,315        13,913
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   193,033   $   317,347   $ 4,090,951   $ 4,995,285   $   408,655   $   223,465   $    27,434   $    53,315
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    ALL CAP                   HIGH YIELD                   INVESTORS
                                                     FUND -                   BOND FUND -                   FUND -
                                                    CLASS I                     CLASS I                     CLASS I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (12,900)  $   (14,937)  $    15,851   $    15,416   $      (313)  $    (3,927)
  Realized gain (loss) ..................      (21,388)      (97,587)          100        (3,542)      (74,082)      (21,104)
  Change in unrealized gain (loss)
    on investments ......................      394,480      (361,858)       45,624         3,102       404,378      (390,985)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      360,192      (474,382)       61,575        14,976       329,983      (416,016)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          480        12,208         2,500         6,000         1,634         1,782
  Participant transfers from other
    funding options .....................       17,668       152,674        21,192        12,312         2,553        23,387
  Administrative charges ................          (14)         (314)           --           (79)           (7)         (298)
  Contract surrenders ...................     (144,296)     (162,592)      (19,091)      (21,405)     (141,238)      (37,287)
  Participant transfers to other
    funding options .....................     (113,995)     (192,113)           --            --       (45,650)      (37,106)
  Other payments to participants ........       (3,220)       (4,941)           --        (5,290)       14,284        (4,716)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (243,377)     (195,078)        4,601        (8,462)     (168,424)      (54,238)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      116,815      (669,460)       66,176         6,514       161,559      (470,254)


NET ASSETS:
    Beginning of year ...................    1,063,576     1,733,036       271,150       264,636     1,249,709     1,719,963
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,180,391   $ 1,063,576   $   337,326   $   271,150   $ 1,411,268   $ 1,249,709
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                  SB
                              GOVERNMENT             SMITH BARNEY
                              PORTFOLIO -             GROWTH AND             SMITH BARNEY
     TOTAL RETURN               CLASS A                  INCOME                LARGE CAP
    FUND - CLASS I              SHARES                 PORTFOLIO            CORE PORTFOLIO
---------------------   ---------------------   ---------------------   ---------------------
   2003        2002        2003        2002        2003        2002        2003        2002
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

$     385   $    (180)  $       6   $     147   $  (1,458)  $  (1,576)  $    (836)  $  (2,041)
  (16,253)     (7,283)      2,863       3,005      (2,776)    (24,806)     (5,794)    (94,756)

   93,151     (63,464)     (2,817)       (255)     49,424     (34,822)     24,101      20,090
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   77,283     (70,927)         52       2,897      45,190     (61,204)     17,471     (76,707)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


    1,634       1,782          --          --          --       3,780          --       2,700

   14,325      44,970          --       4,860          --       3,040          89       2,804
       (5)       (118)         --          (2)         --         (82)         --         (78)
 (161,112)    (35,467)         --      (4,845)     (6,053)    (48,306)     (6,132)    (84,643)

  (28,880)    (58,429)    (26,750)    (22,938)       (280)     (8,088)        (94)    (76,752)
  (30,963)     (5,058)         --          --          --      (3,930)         --      (3,437)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


 (205,001)    (52,320)    (26,750)    (22,925)     (6,333)    (53,586)     (6,137)   (159,406)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

 (127,718)   (123,247)    (26,698)    (20,028)     38,857    (114,790)     11,334    (236,113)



  735,489     858,736      34,078      54,106     162,329     277,119      78,074     314,187
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 607,771   $ 735,489   $   7,380   $  34,078   $ 201,186   $ 162,329   $  89,408   $  78,074
=========   =========   =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  SMITH BARNEY
                                                     PREMIER
                                                   SELECTIONS
                                                    ALL CAP                      EQUITY
                                                     GROWTH                      INCOME                    LARGE CAP
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (2,040)  $    (2,787)  $      (254)  $      (129)  $   (24,320)  $   (26,978)
  Realized gain (loss) ..................      (10,048)      (32,277)       (1,705)         (842)     (196,136)     (353,265)
  Change in unrealized gain (loss)
    on investments ......................       53,504       (41,019)       14,296        (8,112)      727,340      (415,464)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       41,416       (76,083)       12,337        (9,083)      506,884      (795,707)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         1,080            --           500         3,300        54,800
  Participant transfers from other
    funding options .....................       34,500        19,394            54        13,771         1,745        64,884
  Administrative charges ................           --           (49)           (3)          (35)          (37)         (672)
  Contract surrenders ...................       (8,622)      (26,948)       (3,175)       (2,783)     (162,418)     (199,230)
  Participant transfers to other
    funding options .....................      (14,262)      (34,490)       (3,890)           --       (58,534)     (222,514)
  Other payments to participants ........           --        (4,002)           --            --       (33,977)      (10,136)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       11,616       (45,015)       (7,014)       11,453      (249,921)     (312,868)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       53,032      (121,098)        5,323         2,370       256,963    (1,108,575)


NET ASSETS:
    Beginning of year ...................      138,212       259,310        49,436        47,066     2,320,447     3,429,022
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   191,244   $   138,212   $    54,759   $    49,436   $ 2,577,410   $ 2,320,447
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        MFS                                                  TRAVELERS
       MERRILL LYNCH                 EMERGING                     MFS MID                     QUALITY
         LARGE CAP                    GROWTH                    CAP GROWTH                      BOND
      CORE PORTFOLIO                 PORTFOLIO                   PORTFOLIO                   PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (4,205)  $    (5,534)  $    (3,316)  $    (4,928)  $   (12,985)  $   (17,169)  $    23,859   $    51,015
    (86,638)     (110,160)     (144,375)      (55,457)     (309,827)     (206,529)        7,727        15,418

    180,566       (95,423)      200,499       (99,702)      603,151      (688,319)        9,692       (30,752)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     89,723      (211,117)       52,808      (160,087)      280,339      (912,017)       41,278        35,681
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


         --            --           240           464         2,460        29,360            --            --

        (14)        4,470           187        30,282        13,159        66,542        42,318       197,883
         (5)         (158)           (2)          (72)          (22)         (364)          (13)         (137)
    (25,344)      (16,711)      (11,213)      (14,220)     (171,437)      (68,570)     (157,037)      (87,325)

    (15,948)      (58,789)      (70,032)      (22,606)      (10,118)      (64,483)      (46,638)      (27,015)
   (105,454)       (5,984)         (292)           --        (7,784)       (2,923)           --       (18,301)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (146,765)      (77,172)      (81,112)       (6,152)     (173,742)      (40,438)     (161,370)       65,105
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (57,042)     (288,289)      (28,304)     (166,239)      106,597      (952,455)     (120,092)      100,786



    533,167       821,456       275,248       441,487       885,821     1,838,276       843,824       743,038
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   476,125   $   533,167   $   246,944   $   275,248   $   992,418   $   885,821   $   723,732   $   843,824
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       AIM                                                  PIONEER
                                                     CAPITAL                   MFS TOTAL                   STRATEGIC
                                                   APPRECIATION                  RETURN                      INCOME
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (14,242)  $   (19,023)  $    10,940   $    60,462   $    51,212   $   170,797
  Realized gain (loss) ..................     (341,308)     (240,174)      (13,174)       47,102       (38,902)       (7,153)
  Change in unrealized gain (loss)
    on investments ......................      599,078      (145,143)      189,423      (208,476)      114,870      (129,136)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      243,528      (404,340)      187,189      (100,912)      127,180        34,508
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,000         3,000           240           464           120           520
  Participant transfers from other
    funding options .....................          432        22,860        66,784        67,722        43,225        28,798
  Administrative charges ................          (16)         (470)          (38)         (551)           (5)         (144)
  Contract surrenders ...................     (156,341)      (87,894)     (113,800)     (162,318)      (87,354)      (64,574)
  Participant transfers to other
    funding options .....................      (87,023)     (130,941)       (2,671)     (105,798)       (2,869)       (9,247)
  Other payments to participants ........      (77,718)       (4,045)      (36,778)      (23,007)     (144,487)      (17,207)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (317,666)     (197,490)      (86,263)     (223,488)     (191,370)      (61,854)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      (74,138)     (601,830)      100,926      (324,400)      (64,190)      (27,346)


NET ASSETS:
    Beginning of year ...................    1,067,743     1,669,573     1,299,013     1,623,413       791,252       818,598
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   993,605   $ 1,067,743   $ 1,399,939   $ 1,299,013   $   727,062   $   791,252
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              SMITH BARNEY
      SMITH BARNEY                 SMITH BARNEY                   LARGE
       AGGRESSIVE                    LARGE CAP                CAPITALIZATION             SMITH BARNEY
          GROWTH                       VALUE                      GROWTH                    MID CAP
        PORTFOLIO                    PORTFOLIO                  PORTFOLIO               CORE PORTFOLIO
-------------------------   -------------------------   -------------------------  -------------------------
    2003          2002          2003          2002          2003          2002         2003          2002
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

$   (18,172)  $   (18,762)  $       (41)  $       282   $       (45)  $        --  $      (120)  $        --
    (80,190)     (220,659)         (523)          (20)            1            --            6            --

    596,339      (601,328)        3,506        (3,635)        1,592            --        2,866            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


    497,977      (840,749)        2,942        (3,373)        1,548            --        2,752            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


      3,500        12,648            --            --            --            --           --            --

    582,742       443,859        11,935            --        31,131            --       35,235            --
       (156)       (1,131)           --            --            --            --           --            --
   (417,768)     (248,898)           --            --            --            --           --            --

    (19,454)     (185,866)      (12,456)           --            --            --           --            --
         --        (7,780)           --            --            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


    148,864        12,832          (521)           --        31,131            --       35,235            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

    646,841      (827,917)        2,421        (3,373)       32,679            --       37,987            --



  1,446,800     2,274,717         9,374        12,747            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------
$ 2,093,641   $ 1,446,800   $    11,795   $     9,374   $    32,679   $        --  $    37,987   $        --
===========   ===========   ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                EMERGING                  SMITH BARNEY
                                                    COMSTOCK                     GROWTH                     SMALL CAP
                                                   PORTFOLIO -                PORTFOLIO -                    GROWTH
                                                    CLASS II                    CLASS II                  OPPORTUNITIES
                                                     SHARES                      SHARES                     PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $      (133)  $      (109)  $       (48)  $       (30)  $    (8,064)  $   (11,184)
  Realized gain (loss) ..................           79             4          (205)           (9)     (101,238)     (159,013)
  Change in unrealized gain (loss)
    on investments ......................        6,993         1,124         1,185          (848)      352,780      (152,282)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........        6,939         1,019           932          (887)      243,478      (322,479)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --            --            --            --         4,000         2,160
  Participant transfers from other
    funding options .....................        5,668        16,865         2,834            --       151,833       162,605
  Administrative charges ................           --            --            --            --           (19)         (228)
  Contract surrenders ...................         (988)           --          (511)           --      (145,827)     (158,377)
  Participant transfers to other
    funding options .....................           --            --        (1,951)           --      (110,605)     (127,315)
  Other payments to participants ........           --            --            --            --        (3,491)       (3,728)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        4,680        16,865           372            --      (104,109)     (124,883)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       11,619        17,884         1,304          (887)      139,369      (447,362)


NET ASSETS:
    Beginning of year ...................       17,884            --         1,751         2,638       723,287     1,170,649
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $    29,503   $    17,884   $     3,055   $     1,751   $   862,656   $   723,287
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        EQUITY -
         INCOME                      GROWTH                     HIGH INCOME                   OVERSEAS
       PORTFOLIO -                 PORTFOLIO -                  PORTFOLIO -                 PORTFOLIO -
      INITIAL CLASS               INITIAL CLASS                INITIAL CLASS               INITIAL CLASS
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    48,057   $    59,185   $   (27,188)  $   (43,063)  $   112,269   $   196,524   $    (1,101)  $    (2,640)
   (389,385)     (310,829)     (860,078)   (1,241,050)     (229,558)     (468,670)     (271,906)     (208,375)

  1,607,873    (1,162,289)    1,778,241      (821,017)      512,227       299,096       619,125      (104,225)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,266,545    (1,413,933)      890,975    (2,105,130)      394,938        26,950       346,118      (315,240)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,500         4,429           350         2,802         1,744            79         1,895         4,028

    208,603       401,200       124,018        56,404       159,334       179,322        32,242         1,549
       (137)       (1,260)         (155)       (1,371)          (39)         (347)          (22)         (226)
 (1,222,780)   (1,072,696)     (827,557)     (903,666)     (274,572)     (264,497)     (341,372)     (152,311)

   (288,179)     (782,465)     (254,801)     (816,393)     (117,961)     (242,226)      (69,322)     (129,128)
   (128,969)     (117,693)      (74,531)      (67,658)      (11,108)      (90,484)       (6,697)       (7,838)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


 (1,429,962)   (1,568,485)   (1,032,676)   (1,729,882)     (242,602)     (418,153)     (383,276)     (283,926)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (163,417)   (2,982,418)     (141,701)   (3,835,012)      152,336      (391,203)      (37,158)     (599,166)



  5,381,335     8,363,753     3,597,835     7,432,847     1,699,934     2,091,137     1,048,291     1,647,457
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 5,217,918   $ 5,381,335   $ 3,456,134   $ 3,597,835   $ 1,852,270   $ 1,699,934   $ 1,011,133   $ 1,048,291
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                CONTRAFUND(R)
                                                   CONTRAFUND(R)                 PORTFOLIO -                    INDEX 500
                                                    PORTFOLIO -                    SERVICE                     PORTFOLIO -
                                                   INITIAL CLASS                   CLASS 2                    INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (29,071)  $    (10,179)  $     (2,406)  $     (1,611)  $     41,219   $     38,282
  Realized gain (loss) ..................      (305,136)      (454,542)        (4,835)       (11,384)      (780,178)      (800,096)
  Change in unrealized gain (loss)
    on investments ......................     1,584,232       (281,423)        60,618        (12,170)     2,348,732     (1,927,663)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,250,025       (746,144)        53,377        (25,165)     1,609,773     (2,689,477)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,670         10,431          2,220          3,794          3,000          6,094
  Participant transfers from other
    funding options .....................       158,282         95,999          4,251         84,816        866,102        258,126
  Administrative charges ................          (138)        (1,429)           (14)          (145)          (384)        (2,634)
  Contract surrenders ...................    (1,208,175)      (997,767)       (17,557)        (9,548)    (3,647,734)    (1,174,997)
  Participant transfers to other
    funding options .....................      (285,292)      (869,477)       (29,624)       (34,400)      (490,325)    (1,424,270)
  Other payments to participants ........       (31,186)       (42,702)            --             --        (74,864)       (29,160)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,361,839)    (1,804,945)       (40,724)        44,517     (3,344,205)    (2,366,841)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (111,814)    (2,551,089)        12,653         19,352     (1,734,432)    (5,056,318)


NET ASSETS:
    Beginning of year ...................     5,547,832      8,098,921        223,608        204,256      7,082,896     12,139,214
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,436,018   $  5,547,832   $    236,261   $    223,608   $  5,348,464   $  7,082,896
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           DYNAMIC
           CAPITAL
        APPRECIATION
         PORTFOLIO -
           SERVICE
           CLASS 2                         COMBINED
-----------------------------   -----------------------------
     2003            2002            2003            2002
-------------   -------------   -------------   -------------

$         (58)  $          (3)  $     258,479   $     604,893
           21              --      (8,948,542)    (10,043,271)

        1,306             (36)     24,028,328     (13,460,586)
-------------   -------------   -------------   -------------


        1,269             (39)     15,338,265     (22,898,964)
-------------   -------------   -------------   -------------


           --              --          92,578         291,977

        4,251             665       5,321,303       9,338,398
           --              --          (2,854)        (23,365)
         (745)             --     (20,528,685)    (15,208,108)

           --              --      (7,112,998)    (13,727,093)
           --              --      (1,573,867)     (1,196,100)
-------------   -------------   -------------   -------------


        3,506             665     (23,804,523)    (20,524,291)
-------------   -------------   -------------   -------------

        4,775             626      (8,466,258)    (43,423,255)



          626              --      80,220,555     123,643,810
-------------   -------------   -------------   -------------
$       5,401   $         626   $  71,754,297   $  80,220,555
=============   =============   =============   =============

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC") is a separate account of Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable Annuity and CitiElite Annuity products.

Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, investments comprising Separate Account CLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares) *
         Putnam VT International Equity Fund - Class IB Shares
           (Formerly Putnam VT International Growth Fund - Class IB Shares) * Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio *
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  CLIC  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of The Company and are not taxed separately. "The Company" is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account CLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $6,419,124 and $29,951,134 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $84,024,996 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $999,907. Gross unrealized depreciation for all investments at December 31, 2003 was $13,261,241.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                             CLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Asset-based Charges
                                                                                   -------------------------------------------------
      Separate Account Charge (1)                                                                                   Total
       (as identified in Note 4)             Product                                  M&E        ADM                Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%                CitiVariable Annuity Contracts          0.84%      0.15%               0.99%
                                             (Applies to contracts
                                                issued prior to February 1, 1999)

Separate Account Charge 1.40% (CE)           CitiElite Annuity Contracts             1.25%      0.15%               1.40%

Separate Account Charge 1.40% (CV)           CitiVariable Annuity Contracts          1.25%      0.15%               1.40%
                                             (Applies to contracts
                                                issued on or after February 1, 1999)

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

----------------------------------------------------------------------------------------------------------
Product                                      Annual charge
----------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts               $30  - waived if the contract value is at least $25,000 or if
                                                 $2,500 has been added ($2,000 for Qualified Contracts)
                                                 to the contract in the last 12 months
CitiElite                                    $30 for all contracts
----------------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------

CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 6 and later
CitiElite                         Up to 7% decreasing to 0% in years 8 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

Withdrawal/surrender charges for Separate Account CLIC include $131,435 and $235,965 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
High Yield Bond Trust
    Separate Account Charges 1.40% (CE) ...............................          1,269,679       $  1.398          $  1,774,968

Money Market Portfolio
    Separate Account Charges 1.40% (CE) ...............................            186,528          1.087               202,950

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series I
    Separate Account Charges 0.99% ....................................          1,227,673          1.815             2,228,495
    Separate Account Charges 1.40% (CV) ...............................            121,611          1.767               214,927
  AIM V.I. Core Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          1,142,790          1.323             1,511,359
    Separate Account Charges 1.40% (CV) ...............................            268,919          1.288               346,268
  AIM V.I. Government Securities Fund - Series I
    Separate Account Charges 0.99% ....................................            887,861          1.377             1,222,382
    Separate Account Charges 1.40% (CV) ...............................            439,783          1.349               593,419
  AIM V.I. Growth Fund - Series I
    Separate Account Charges 0.99% ....................................            490,687          0.984               482,707
    Separate Account Charges 1.40% (CV) ...............................            154,963          0.958               148,424
  AIM V.I. International Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          2,044,830          1.081             2,210,869
    Separate Account Charges 1.40% (CV) ...............................            243,093          1.053               255,897
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          3,641,436          1.253             4,561,250
    Separate Account Charges 1.40% (CE) ...............................            777,579          0.592               460,430
    Separate Account Charges 1.40% (CV) ...............................            658,250          1.220               802,780

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.944                    --
    Separate Account Charges 1.40% (CE) ...............................             85,360          0.933                79,675
    Separate Account Charges 1.40% (CV) ...............................                 --          0.933                    --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.729                    --
    Separate Account Charges 1.40% (CE) ...............................              5,192          0.721                 3,746
    Separate Account Charges 1.40% (CV) ...............................                 --          0.721                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% (CE) ...............................            241,596          0.388                93,770

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................            385,724          1.052               406,202
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................            994,519          0.965               960,367

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.99% ....................................          1,917,699          1.004             1,925,229
    Separate Account Charges 1.40% (CE) ...............................            124,483          0.992               123,544
    Separate Account Charges 1.40% (CV) ...............................            143,392          0.992               142,310
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% (CE) ...............................            165,705          2.657               440,239

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 0.99% ....................................                 --       $  0.994          $         --
    Separate Account Charges 1.40% (CE) ...............................            178,788          0.983               175,827
    Separate Account Charges 1.40% (CV) ...............................                 --          0.983                    --

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Separate Account Charges 0.99% ....................................            929,808          1.509             1,402,959
    Separate Account Charges 1.40% (CV) ...............................            321,379          1.479               475,255
  MFS(R) Emerging Growth Series
    Separate Account Charges 0.99% ....................................          1,877,491          1.201             2,253,747
    Separate Account Charges 1.40% (CV) ...............................            451,682          1.169               527,895
  MFS(R) Money Market Series
    Separate Account Charges 0.99%                                                 773,711          1.267               979,977
    Separate Account Charges 1.40% (CV) ...............................             82,618          1.241               102,560
  MFS(R) Research Series
    Separate Account Charges 0.99% ....................................          1,542,149          1.170             1,804,712
    Separate Account Charges 1.40% (CV) ...............................            233,633          1.139               266,202
  MFS(R) Strategic Income Series
    Separate Account Charges 0.99% ....................................            126,628          1.427               180,721
    Separate Account Charges 1.40% (CV) ...............................              8,802          1.399                12,312
  MFS(R) Total Return Series
    Separate Account Charges 0.99% ....................................          2,006,880          1.628             3,267,734
    Separate Account Charges 1.40% (CV) ...............................            515,859          1.596               823,217

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.99% ....................................                 --          1.188                    --
    Separate Account Charges 1.40% (CE) ...............................            347,702          1.175               408,655
    Separate Account Charges 1.40% (CV) ...............................                 --          1.175                    --

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.99%                                                      --          1.324                    --
    Separate Account Charges 1.40% (CE) ...............................             20,947          1.310                27,434
    Separate Account Charges 1.40% (CV) ...............................                 --          1.310                    --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            895,659          1.318             1,180,391
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            248,108          1.360               337,326
  Investors Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          1,309,214          1.078             1,411,268
  Total Return Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            569,803          1.067               607,771

Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% (CE) ...............................              6,017          1.226                 7,380
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            233,965          0.860               201,186

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Smith Barney Investment Series (continued)
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................            108,050       $  0.828          $     89,408
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................            170,897          1.119               191,244

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................             49,743          1.101                54,759
  Large Cap Portfolio
    Separate Account Charges 1.40% (CE) ...............................          3,269,157          0.788             2,577,410
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................            628,724          0.757               476,125
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................            586,972          0.421               246,944
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,141,835          0.869               992,418
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% (CE) ...............................            586,248          1.234               723,732

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,122,503          0.886               993,605
  MFS Total Return Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,165,495          1.202             1,399,939
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            580,415          1.253               727,062
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.99% ....................................          1,945,730          0.929             1,807,669
    Separate Account Charges 1.40% (CE) ...............................            184,014          0.918               169,003
    Separate Account Charges 1.40% (CV) ...............................            127,358          0.918               116,969
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.858                    --
    Separate Account Charges 1.40% (CE) ...............................             13,899          0.849                11,795
    Separate Account Charges 1.40% (CV) ...............................                 --          0.849                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          1.007                    --
    Separate Account Charges 1.40% (CE) ...............................             32,816          0.996                32,679
    Separate Account Charges 1.40% (CV) ...............................                 --          0.996                    --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.975                    --
    Separate Account Charges 1.40% (CE) ...............................             39,394          0.964                37,987
    Separate Account Charges 1.40% (CV) ...............................                 --          0.964                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.955                    --
    Separate Account Charges 1.40% (CE) ...............................             31,240          0.944                29,503
    Separate Account Charges 1.40% (CV) ...............................                 --          0.944                    --

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --       $  0.691          $         --
    Separate Account Charges 1.40% (CE) ...............................              4,471          0.684                 3,055
    Separate Account Charges 1.40% (CV) ...............................                 --          0.684                    --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.99% ....................................            419,170          1.330               557,535
    Separate Account Charges 1.40% (CE) ...............................            187,863          1.320               247,903
    Separate Account Charges 1.40% (CV) ...............................             44,184          1.295                57,218

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,025,388          1.516             4,585,847
    Separate Account Charges 1.40% (CV) ...............................            428,286          1.476               632,071
  Growth Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          1,015,533          2.212             2,246,801
    Separate Account Charges 1.40% (CV) ...............................            561,415          2.154             1,209,333
  High Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          1,411,604          0.998             1,409,276
    Separate Account Charges 1.40% (CV) ...............................            452,766          0.978               442,994
  Overseas Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................            754,374          1.199               904,136
    Separate Account Charges 1.40% (CV) ...............................             91,693          1.167               106,997

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          2,456,007          1.754             4,308,410
    Separate Account Charges 1.40% (CV) ...............................            660,205          1.708             1,127,608
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% (CE) ...............................            259,737          0.910               236,261
  Index 500 Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,139,521          1.432             4,495,042
    Separate Account Charges 1.40% (CV) ...............................            612,211          1.394               853,422

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.99% ....................................                 --          0.981                    --
    Separate Account Charges 1.40% (CE) ...............................              5,564          0.971                 5,401
    Separate Account Charges 1.40% (CV) ...............................                 --          0.971                    --
                                                                                                                   ------------

Net Contract Owners' Equity ...........................................                                            $ 71,754,297
                                                                                                                   ============

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           -----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF      PROCEEDS
                                                                              SHARES        VALUE       PURCHASES    FROM SALES
                                                                           -----------   -----------   -----------   -----------
HIGH YIELD BOND TRUST (2.5%)
    Total (Cost $1,657,887)                                                    181,896   $ 1,775,308   $   147,293   $   118,981
                                                                           -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $202,779)                                                      202,779       202,779        77,089       103,832
                                                                           -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (21.0%)
  AIM V.I. Capital Appreciation Fund - Series I (Cost $3,037,036)              114,839     2,443,765        45,047       920,876
  AIM V.I. Core Equity Fund - Series I (Cost $2,176,143)                        88,725     1,857,897        52,411     1,323,286
  AIM V.I. Government Securities Fund - Series I (Cost $1,712,360)             148,494     1,816,082       219,712     1,193,816
  AIM V.I. Growth Fund - Series I (Cost $1,089,704)                             42,564       631,223        37,394       355,669
  AIM V.I. International Growth Fund - Series I (Cost $3,127,768)              153,810     2,467,111        91,212       896,068
  AIM V.I. Premier Equity Fund - Series I (Cost $7,769,427)                    287,954     5,825,313        82,414     1,751,351
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $18,912,438)                                                   836,386    15,041,391       528,190     6,441,066
                                                                           -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $72,604)         3,686        79,690           586           954
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $3,569)               176         3,747            --            46
  AllianceBernstein Technology Portfolio - Class B (Cost $184,818)               6,536        93,788           340        38,033
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $260,991)                                                       10,398       177,225           926        39,033
                                                                           -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.9%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $534,638)                      23,281       405,790        15,384        66,921
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,357,052)          78,404       959,668        39,500       171,913
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $1,891,690)                                                    101,685     1,365,458        54,884       238,834
                                                                           -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (3.9%)
  Appreciation Portfolio (Cost $2,199,105)                                     100,661     2,191,391       523,846     1,067,846
  Equity Index Portfolio - Class II Shares (Cost $549,148)                      16,230       440,323        10,672        75,722
  Fundamental Value Portfolio (Cost $158,993)                                    8,758       175,861        42,942        30,315
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $2,907,246)                                                    125,649     2,807,575       577,460     1,173,883
                                                                           -----------   -----------   -----------   -----------

MFS VARIABLE INSURANCE TRUST (16.9%)
  MFS(R) Bond Series (Cost $1,741,001)                                         154,101     1,878,493       317,345     1,470,803
  MFS(R) Emerging Growth Series (Cost $4,345,078)                              179,371     2,782,047        37,015     1,294,743
  MFS(R) Money Market Series (Cost $1,082,418)                               1,082,418     1,082,418       514,699     3,026,302
  MFS(R) Research Series (Cost $2,823,288)                                     155,147     2,071,207        25,209       819,251
  MFS(R) Strategic Income Series (Cost $180,988)                                17,519       193,059        94,288       229,019
  MFS(R) Total Return Series (Cost $3,732,845)                                 208,966     4,091,551       341,355     1,815,377
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $13,905,618)                                                 1,797,522    12,098,775     1,329,911     8,655,495
                                                                           -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.6%)
  Total Return Portfolio - Administrative Class
    Total (Cost $405,656)                                                       39,453       408,733       276,374        93,164
                                                                           -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Total (Cost $19,977)                                                         1,514        27,440        10,154        49,278
                                                                           -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                             -----------------------------------------------------
INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                             -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.9%)
  All Cap Fund - Class I (Cost $1,107,356)                                        75,584   $ 1,180,622   $    20,390   $   276,597
  High Yield Bond Fund - Class I (Cost $323,777)                                  35,627       337,391        43,787        23,312
  Investors Fund - Class I (Cost $1,351,891)                                     111,232     1,411,535       126,653       295,313
  Total Return Fund - Class I (Cost $578,379)                                     56,548       607,887       131,577       329,155
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,361,403)                                                      278,991     3,537,435       322,407       924,377
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.7%)
  SB Government Portfolio - Class A Shares (Cost $6,840)                             646         7,381           234        26,982
  Smith Barney Growth and Income Portfolio (Cost $231,454)                        22,584       201,224         1,020         8,798
  Smith Barney Large Cap Core Portfolio (Cost $114,921)                           10,314        89,425         6,400        13,367
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $198,857)        16,224       191,281        38,014        28,421
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $552,072)                                                         49,768       489,311        45,668        77,568
                                                                             -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (7.1%)
  Equity Income Portfolio (Cost $51,518)                                           3,301        54,769           491         7,757
  Large Cap Portfolio (Cost $3,737,467)                                          195,592     2,577,908        38,637       312,736
  Merrill Lynch Large Cap Core Portfolio (Cost $677,433)                          60,664       476,216         3,026       153,986
  MFS Emerging Growth Portfolio (Cost $474,040)                                   26,416       246,991        10,243        94,667
  MFS Mid Cap Growth Portfolio (Cost $2,011,405)                                 144,275       992,615        27,403       214,069
  Travelers Quality Bond Portfolio (Cost $715,815)                                64,574       723,871        96,466       232,251
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $7,667,678)                                                      494,822     5,072,370       176,266     1,015,466
                                                                             -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.4%)
  AIM Capital Appreciation Portfolio (Cost $1,656,385)                            98,788       993,804        23,084       354,957
  MFS Total Return Portfolio (Cost $1,380,970)                                    86,326     1,400,206        96,330       171,584
  Pioneer Strategic Income Portfolio (Cost $805,374)                              80,354       727,201       157,986       298,126
  Smith Barney Aggressive Growth Portfolio (Cost $2,146,630)                     172,199     2,093,937       552,054       421,230
  Smith Barney Large Cap Value Portfolio (Cost $11,521)                              710        11,797        12,115        12,676
  Smith Barney Large Capitalization Growth Portfolio (Cost $31,094)                2,275        32,686        31,138            45
  Smith Barney Mid Cap Core Portfolio (Cost $35,128)                               2,934        37,994        35,234           112
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $6,067,102)                                                      443,586     5,297,625       907,941     1,258,730
                                                                             -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $21,392)                              2,511        29,509         5,877         1,327
  Emerging Growth Portfolio - Class II Shares (Cost $2,868)                          126         3,056         2,834         2,510
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $24,260)                                                           2,637        32,565         8,711         3,837
                                                                             -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (1.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $903,887)                                                         85,594       862,789       164,370       276,502
                                                                             -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (16.1%)
  Equity - Income Portfolio - Initial Class (Cost $5,355,107)                    225,136     5,218,652       272,406     1,654,184
  Growth Portfolio - Initial Class (Cost $4,834,343)                             111,362     3,456,666       125,695     1,185,459
  High Income Portfolio - Initial Class (Cost $2,448,791)                        266,553     1,852,543       281,049       411,311
  Overseas Portfolio - Initial Class (Cost $1,328,923)                            64,867     1,011,273        39,593       423,948
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $13,967,164)                                                     667,918    11,539,134       718,743     3,674,902
                                                                             -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (15.3%)
  Contrafund(R) Portfolio - Initial Class (Cost $5,481,154)                      235,054     5,436,810       159,633     1,550,393
  Contrafund(R) Portfolio - Service Class 2 (Cost $221,908)                       10,306       236,305         6,937        50,057
  Index 500 Portfolio - Initial Class (Cost $5,609,954)                           42,410     5,349,232       901,916     4,204,934
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $11,313,016)                                                     287,770    11,022,347     1,068,486     5,805,384
                                                                             -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                              -----------------------------------------------------
INVESTMENTS                                                                     NO. OF         MARKET       COST OF      PROCEEDS
                                                                                SHARES         VALUE       PURCHASES    FROM SALES
                                                                              -----------   -----------   -----------   -----------
VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $4,132)                                                               770   $     5,402   $     4,251   $       802
                                                                              -----------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
  (COST $84,024,996)                                                                        $71,763,662   $ 6,419,124   $29,951,134
                                                                                            ===========   ===========   ===========

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
HIGH YIELD BOND TRUST                                2003   1,270          1.398    1,775      7.51          1.40              27.32
                                                     2002   1,328          1.098    1,458     14.13          1.40               3.20
                                                     2001   1,467          1.064    1,562      5.93          1.40               8.02

MONEY MARKET PORTFOLIO                               2003     187          1.087      203      0.77          1.40             (0.64)
                                                     2002     210          1.094      230      1.39          1.40               0.00
                                                     2001     455          1.094      498      3.72          1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series I      2003   1,349  1.767 - 1.815    2,443        --   0.99 - 1.40      27.67 - 28.18
                                                     2002   1,923  1.384 - 1.416    2,716        --   0.99 - 1.40  (25.39) - (25.08)
                                                     2001   2,472  1.855 - 1.890    4,666        --   0.99 - 1.40  (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I               2003   1,412  1.288 - 1.323    1,858      0.83   0.99 - 1.40      22.67 - 23.18
                                                     2002   2,535  1.050 - 1.074    2,714      0.29   0.99 - 1.40  (16.73) - (16.36)
                                                     2001   3,294  1.261 - 1.284    4,222      0.04   0.99 - 1.40  (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I     2003   1,328  1.349 - 1.377    1,816      2.07   0.99 - 1.40      (0.37) - 0.07
                                                     2002   2,057  1.354 - 1.376    2,818      1.88   0.99 - 1.40        8.06 - 8.52
                                                     2001   2,154  1.253 - 1.268    2,721      3.09   0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                    2003     646  0.958 - 0.984      631        --   0.99 - 1.40      29.46 - 29.99
                                                     2002   1,011  0.740 - 0.757      762        --   0.99 - 1.40  (31.92) - (31.68)
                                                     2001   1,247  1.087 - 1.108    1,377      0.19   0.99 - 1.40  (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I      2003   2,288  1.053 - 1.081    2,467      0.51   0.99 - 1.40      27.33 - 27.78
                                                     2002   3,201  0.827 - 0.846    2,704      0.51   0.99 - 1.40  (16.88) - (16.49)
                                                     2001   4,009  0.995 - 1.013    4,058      0.28   0.99 - 1.40  (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I            2003   5,077  0.592 - 1.253    5,824      0.28   0.99 - 1.40      23.33 - 23.94
                                                     2002   6,631  0.480 - 1.011    6,211      0.29   0.99 - 1.40  (31.22) - (30.99)
                                                     2001   8,395  0.698 - 1.465   11,490      0.12   0.99 - 1.40  (13.83) - (13.42)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                              2003      85          0.933       80      0.85          1.40              30.31
                                                     2002      85          0.716       61      0.51          1.40            (23.34)
                                                     2001      10          0.934        9      0.56          1.40             (6.04)
  AllianceBernstein Premier Growth
    Portfolio - Class B                              2003       5          0.721        4        --          1.40              21.59
                                                     2002       5          0.593        3        --          1.40            (15.53)
  AllianceBernstein Technology Portfolio
    - Class B                                        2003     242          0.388       94        --          1.40              41.61
                                                     2002     371          0.274      102        --          1.40            (42.56)
                                                     2001     545          0.477      260        --          1.40            (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares           2003     386          1.052      406        --          1.40              35.39
                                                     2002     434          0.777      338      0.26          1.40            (29.68)
                                                     2001     484          1.105      535      0.39          1.40            (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                   2003     995          0.965      960      1.72          1.40              30.41
                                                     2002   1,168          0.740      866      1.64          1.40            (19.65)
                                                     2001   1,313          0.921    1,211      2.98          1.40            (17.25)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                             2003   2,186  0.992 - 1.004    2,191      0.58   0.99 - 1.40      22.77 - 23.34
                                                     2002   2,778  0.808 - 0.814    2,260      1.17   0.99 - 1.40  (18.63) - (18.36)
                                                     2001   4,815  0.993 - 0.997    4,799      1.13   0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares           2003     166          2.657      440      0.94          1.40              25.98
                                                     2002     192          2.109      405      1.64          1.40            (23.48)
                                                     2001     265          2.756      730      0.67          1.40            (13.58)

  Fundamental Value Portfolio                        2003     179          0.983      176      0.66          1.40              36.72
                                                     2002     164          0.719      118      1.54          1.40            (22.44)
                                                     2001      56          0.927       52      0.68          1.40             (7.11)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                                 2003   1,251  1.479 - 1.509    1,878      6.04   0.99 - 1.40        7.88 - 8.25
                                                     2002   2,136  1.371 - 1.394    2,967      5.68   0.99 - 1.40        7.36 - 7.89
                                                     2001   2,461  1.277 - 1.292    3,172      5.96   0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                      2003   2,329  1.169 - 1.201    2,782        --   0.99 - 1.40      28.46 - 29.00
                                                     2002   3,550  0.910 - 0.931    3,295        --   0.99 - 1.40  (34.72) - (34.44)
                                                     2001   4,890  1.394 - 1.420    6,927        --   0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                         2003     856  1.241 - 1.267    1,083      0.64   0.99 - 1.40    (0.80) - (0.31)
                                                     2002   2,832  1.251 - 1.271    3,594      1.28   0.99 - 1.40      (0.16) - 0.24
                                                     2001   2,570  1.253 - 1.268    3,251      3.49   0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                             2003   1,776  1.139 - 1.170    2,071      0.70   0.99 - 1.40      22.87 - 23.42
                                                     2002   2,571  0.927 - 0.948    2,430      0.28   0.99 - 1.40  (25.54) - (25.30)
                                                     2001   3,531  1.245 - 1.269    4,472      0.01   0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                     2003     135  1.399 - 1.427      193      5.79   0.99 - 1.40        8.87 - 9.26
                                                     2002     243  1.285 - 1.306      317      4.14   0.99 - 1.40        6.91 - 7.31
                                                     2001     359  1.202 - 1.217      437      3.70   0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                         2003   2,523  1.596 - 1.628    4,091      1.83   0.99 - 1.40      14.74 - 15.13
                                                     2002   3,542  1.391 - 1.414    4,995      1.78   0.99 - 1.40    (6.52) - (6.11)
                                                     2001   4,481  1.488 - 1.506    6,738      2.15   0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class      2003     348          1.175      409      2.76          1.40               3.52
                                                     2002     197          1.135      223      4.04          1.40               7.58
                                                     2001      87          1.055       92      0.83          1.40             (0.28)
PUTNAM VARIABLE TRUST
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                        2003      21          1.310       27      0.64          1.40              47.52
                                                     2002      60          0.888       53      0.09          1.40            (19.35)
                                                     2001      13          1.101       14        --          1.40               7.10
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                             2003     896          1.318    1,180      0.24          1.40              37.15
                                                     2002   1,106          0.961    1,064      0.37          1.40            (26.13)
                                                     2001   1,332          1.301    1,733      0.70          1.40               0.46

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  High Yield Bond Fund - Class I                     2003     248          1.360      337      6.58          1.40              22.52
                                                     2002     244          1.110      271      7.28          1.40               5.82
                                                     2001     252          1.049      265      7.75          1.40               3.66

  Investors Fund - Class I                           2003   1,309          1.078    1,411      1.37          1.40              30.51
                                                     2002   1,513          0.826    1,250      1.13          1.40            (24.15)
                                                     2001   1,580          1.089    1,720      0.73          1.40             (5.47)

  Total Return Fund - Class I                        2003     570          1.067      608      1.46          1.40              14.36
                                                     2002     788          0.933      735      1.38          1.40             (8.17)
                                                     2001     845          1.016      859      2.31          1.40             (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares           2003       6          1.226        7      1.44          1.40             (0.65)
                                                     2002      28          1.234       34      1.71          1.40               6.38
                                                     2001      47          1.160       54        --          1.40               4.41

  Smith Barney Growth and Income Portfolio           2003     234          0.860      201      0.58          1.40              28.36
                                                     2002     242          0.670      162      0.67          1.40            (23.25)
                                                     2001     318          0.873      277        --          1.40            (12.00)

  Smith Barney Large Cap Core Portfolio              2003     108          0.828       89      0.41          1.40              21.76
                                                     2002     115          0.680       78      0.37          1.40            (27.04)
                                                     2001     337          0.932      314        --          1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003     171          1.119      191        --          1.40              32.43
                                                     2002     164          0.845      138      0.06          1.40            (27.84)
                                                     2001     222          1.171      259        --          1.40            (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                            2003      50          1.101       55      0.88          1.40              29.38
                                                     2002      58          0.851       49      1.14          1.40            (15.15)
                                                     2001      47          1.003       47      1.22          1.40             (7.90)

  Large Cap Portfolio                                2003   3,269          0.788    2,577      0.39          1.40              22.93
                                                     2002   3,618          0.641    2,320      0.46          1.40            (23.87)
                                                     2001   4,071          0.842    3,429      0.46          1.40            (18.49)

  Merrill Lynch Large Cap Core Portfolio             2003     629          0.757      476      0.58          1.40              19.40
                                                     2002     841          0.634      533      0.56          1.40            (26.19)
                                                     2001     957          0.859      821      0.04          1.40            (23.51)

  MFS Emerging Growth Portfolio                      2003     587          0.421      247        --          1.40              27.58
                                                     2002     833          0.330      275        --          1.40            (35.29)
                                                     2001     867          0.510      441        --          1.40            (37.04)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                       2003   1,142          0.869      992        --          1.40              35.15
                                                     2002   1,377          0.643      886        --          1.40            (49.57)
                                                     2001   1,442          1.275    1,838        --          1.40            (24.73)

  Travelers Quality Bond Portfolio                   2003     586          1.234      724      4.47          1.40               5.47
                                                     2002     721          1.170      844      7.97          1.40               4.28
                                                     2001     663          1.122      743      3.23          1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003   1,123          0.886      994        --          1.40              27.48
                                                     2002   1,538          0.695    1,068        --          1.40            (24.95)
                                                     2001   1,805          0.926    1,670        --          1.40            (24.84)

  MFS Total Return Portfolio                         2003   1,165          1.202    1,400      2.22          1.40              14.91
                                                     2002   1,243          1.046    1,299      5.56          1.40             (6.52)
                                                     2001   1,451          1.119    1,623      2.87          1.40             (1.41)

  Pioneer Strategic Income Portfolio                 2003     580          1.253      727      7.96          1.40              17.87
                                                     2002     745          1.063      791     22.63          1.40               4.42
                                                     2001     804          1.018      819      7.80          1.40               2.83

  Smith Barney Aggressive Growth Portfolio           2003   2,257  0.918 - 0.929    2,094        --   0.99 - 1.40      32.66 - 33.09
                                                     2002   2,076  0.692 - 0.698    1,447        --   0.99 - 1.40  (33.59) - (33.27)
                                                     2001   2,175  1.042 - 1.046    2,275        --   0.99 - 1.40    (9.23) - (2.97)

  Smith Barney Large Cap Value Portfolio             2003      14          0.849       12      1.14          1.40              25.96
                                                     2002      14          0.674        9      3.99          1.40            (26.50)
                                                     2001      14          0.917       13        --          1.40               2.92
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003      33          0.996       33      0.02          1.40               4.95

  Smith Barney Mid Cap Core Portfolio                2003      39          0.964       38        --          1.40              17.42
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares               2003      31          0.944       30      0.86          1.40              28.96
                                                     2002      24          0.732       18        --          1.40               5.93

  Emerging Growth Portfolio - Class II Shares        2003       4          0.684        3        --          1.40              25.27
                                                     2002       3          0.546        2      0.05          1.40            (33.58)
                                                     2001       3          0.822        3        --          1.40             (5.95)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
VARIABLE ANNUITY PORTFOLIOS (CONTINUED)
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003     651  1.295 - 1.330      863        --   0.99 - 1.40      39.98 - 40.59
                                                     2002     766  0.925 - 0.946      723        --   0.99 - 1.40  (26.70) - (26.38)
                                                     2001     911  1.262 - 1.286    1,171        --   0.99 - 1.40  (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class          2003   3,454  1.476 - 1.516    5,218      2.00   0.99 - 1.40      28.57 - 29.02
                                                     2002   4,593  1.148 - 1.175    5,381      1.89   0.99 - 1.40  (18.12) - (17.72)
                                                     2001   5,866  1.402 - 1.428    8,364      1.77   0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                   2003   1,577  2.154 - 2.212    3,456      0.31   0.99 - 1.40      31.02 - 31.51
                                                     2002   2,153  1.644 - 1.682    3,598      0.29   0.99 - 1.40  (31.10) - (30.78)
                                                     2001   3,072  2.386 - 2.430    7,433      0.09   0.99 - 1.40  (18.79) - (18.48)

  High Income Portfolio - Initial Class              2003   1,864  0.978 - 0.998    1,852      7.55   0.99 - 1.40      25.38 - 26.01
                                                     2002   2,153  0.780 - 0.792    1,700     11.48   0.99 - 1.40        2.09 - 2.33
                                                     2001   2,708  0.764 - 0.774    2,091     14.68   0.99 - 1.40  (12.98) - (12.54)

  Overseas Portfolio - Initial Class                 2003     846  1.167 - 1.199    1,011      0.92   0.99 - 1.40      41.45 - 42.06
                                                     2002   1,244  0.825 - 0.844    1,048      0.84   0.99 - 1.40  (21.43) - (21.12)
                                                     2001   1,544  1.050 - 1.070    1,647      5.62   0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class            2003   3,116  1.708 - 1.754    5,436      0.51   0.99 - 1.40      26.71 - 27.19
                                                     2002   4,039  1.348 - 1.379    5,548      0.91   0.99 - 1.40  (10.61) - (10.22)
                                                     2001   5,286  1.508 - 1.536    8,099      0.88   0.99 - 1.40  (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2          2003     260          0.910      236      0.33          1.40              26.39
                                                     2002     311          0.720      224      0.66          1.40            (10.78)
                                                     2001     253          0.807      204      0.68          1.40            (13.69)

  Index 500 Portfolio - Initial Class                2003   3,752  1.394 - 1.432    5,348      1.63   0.99 - 1.40      26.61 - 27.18
                                                     2002   6,305  1.101 - 1.126    7,083      1.43   0.99 - 1.40  (23.33) - (23.03)
                                                     2001   8,315  1.436 - 1.463   12,139      1.25   0.99 - 1.40  (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                                2003       6          0.971        5        --          1.40              23.22
                                                     2002       1          0.788        1      0.18          1.40             (5.85)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                   AIM V.I.
                                                           HIGH YIELD                MONEY MARKET            CAPITAL APPRECIATION
                                                           BOND TRUST                  PORTFOLIO                FUND - SERIES I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,328,425     1,467,489       209,839       455,269     1,922,502    2,471,927
Accumulation units purchased and
  transferred from other funding options .........      12,772        12,512        69,159        39,553        30,461       43,326
Accumulation units redeemed and
  transferred to other funding options ...........     (71,518)     (151,576)      (92,470)     (284,983)     (603,679)    (592,751)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,269,679     1,328,425       186,528       209,839     1,349,284    1,922,502
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                       AIM V.I.
                                                             AIM V.I.                 GOVERNMENT                    AIM V.I.
                                                           CORE EQUITY                SECURITIES                    GROWTH
                                                         FUND - SERIES I            FUND - SERIES I             FUND - SERIES I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   2,535,105     3,293,797     2,057,412     2,154,034     1,010,578    1,246,599
Accumulation units purchased and
  transferred from other funding options .........      10,364       101,283       138,007       462,321        25,131       12,318
Accumulation units redeemed and
  transferred to other funding options ...........  (1,133,760)     (859,975)     (867,775)     (558,943)     (390,059)    (248,339)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,411,709     2,535,105     1,327,644     2,057,412       645,650    1,010,578
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                             AIM V.I.                    AIM V.I.              ALLIANCEBERNSTEIN
                                                          INTERNATIONAL                  PREMIER                  GROWTH AND
                                                             GROWTH                      EQUITY                     INCOME
                                                         FUND - SERIES I             FUND - SERIES I          PORTFOLIO - CLASS B
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,200,854     4,008,890     6,631,426     8,395,493        85,360       10,009
Accumulation units purchased and
  transferred from other funding options .........      89,484        41,881        45,263       187,789            --       75,351
Accumulation units redeemed and
  transferred to other funding options ...........  (1,002,415)     (849,917)   (1,599,424)   (1,951,856)           --           --
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   2,287,923     3,200,854     5,077,265     6,631,426        85,360       85,360
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                   FRANKLIN
                                                        ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN            SMALL CAP
                                                         PREMIER GROWTH                 TECHNOLOGY              FUND - CLASS 2
                                                       PORTFOLIO - CLASS B          PORTFOLIO - CLASS B             SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............       5,192            --       371,100       545,479       434,324      483,621
Accumulation units purchased and
  transferred from other funding options .........          --         5,192         1,220         7,677        14,569       33,136
Accumulation units redeemed and
  transferred to other funding options ...........          --            --      (130,724)     (182,056)      (63,169)     (82,433)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................       5,192         5,192       241,596       371,100       385,724      434,324
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                           TEMPLETON                                             EQUITY INDEX
                                                            FOREIGN                                              PORTFOLIO -
                                                        SECURITIES FUND -              APPRECIATION                CLASS II
                                                         CLASS 2 SHARES                 PORTFOLIO                   SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,168,470     1,312,710     2,778,251     4,815,164       192,036      264,772
Accumulation units purchased and
  transferred from other funding options .........      22,847        27,515       600,336       286,570            --        1,235
Accumulation units redeemed and
  transferred to other funding options ...........    (196,798)     (171,755)   (1,193,013)   (2,323,483)      (26,331)     (73,971)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     994,519     1,168,470     2,185,574     2,778,251       165,705      192,036
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                    MFS(R)
                                                           FUNDAMENTAL                   MFS(R)                    EMERGING
                                                         VALUE PORTFOLIO              BOND SERIES                GROWTH SERIES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     163,806        56,243     2,136,208     2,460,821     3,550,121    4,890,174
Accumulation units purchased and
  transferred from other funding options .........      43,497       112,934       129,555       747,805        59,915       43,938
Accumulation units redeemed and
  transferred to other funding options ...........     (28,515)       (5,371)   (1,014,576)   (1,072,418)   (1,280,863)  (1,383,991)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     178,788       163,806     1,251,187     2,136,208     2,329,173    3,550,121
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                             MFS(R)                                                  MFS(R)
                                                             MONEY                       MFS(R)                    STRATEGIC
                                                             MARKET                     RESEARCH                     INCOME
                                                             SERIES                      SERIES                      SERIES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   2,832,146     2,569,811     2,570,567     3,531,255       243,168      359,342
Accumulation units purchased and
  transferred from other funding options .........     529,673     2,699,585        15,230        21,275        58,457       14,185
Accumulation units redeemed and
  transferred to other funding options ...........  (2,505,490)   (2,437,250)     (810,015)     (981,963)     (166,195)    (130,359)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     856,329     2,832,146     1,775,782     2,570,567       135,430      243,168
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                    PUTNAM
                                                                                      TOTAL RETURN               VT SMALL CAP
                                                             MFS(R)                    PORTFOLIO -               VALUE FUND -
                                                          TOTAL RETURN               ADMINISTRATIVE                CLASS IB
                                                             SERIES                      CLASS                      SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,542,228     4,481,021       196,940        87,237        60,072       12,635
Accumulation units purchased and
  transferred from other funding options .........     249,765       471,370       212,737       148,536         8,709       79,417
Accumulation units redeemed and
  transferred to other funding options ...........  (1,269,254)   (1,410,163)      (61,975)      (38,833)      (47,834)     (31,980)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   2,522,739     3,542,228       347,702       196,940        20,947       60,072
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                             ALL CAP                   HIGH YIELD
                                                             FUND -                    BOND FUND -                 INVESTORS
                                                             CLASS I                     CLASS I                 FUND - CLASS I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,106,496     1,332,363       244,264       252,277     1,512,898    1,579,948
Accumulation units purchased and
  transferred from other funding options .........      15,627       138,627        19,279        17,496         5,065       26,898
Accumulation units redeemed and
  transferred to other funding options ...........    (226,464)     (364,494)      (15,435)      (25,509)     (208,749)     (93,948)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     895,659     1,106,496       248,108       244,264     1,309,214    1,512,898
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                          SB
                                                                                      GOVERNMENT                 SMITH BARNEY
                                                                                      PORTFOLIO -                 GROWTH AND
                                                         TOTAL RETURN                   CLASS A                    INCOME
                                                         FUND - CLASS I                  SHARES                   PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     788,202       845,158        27,604        46,643       242,320      317,608
Accumulation units purchased and
  transferred from other funding options .........      16,965        48,665            --         4,040            --        8,734
Accumulation units redeemed and
  transferred to other funding options ...........    (235,364)     (105,621)      (21,587)      (23,079)       (8,355)     (84,022)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     569,803       788,202         6,017        27,604       233,965      242,320
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                     SMITH BARNEY
                                                                                       PREMIER
                                                                                      SELECTIONS
                                                          SMITH BARNEY                  ALL CAP                    EQUITY
                                                           LARGE CAP                    GROWTH                     INCOME
                                                         CORE PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     114,874       337,303       163,550       221,520        58,089       46,932
Accumulation units purchased and
  transferred from other funding options .........         113         7,712        33,006        20,570            54       14,583
Accumulation units redeemed and
  transferred to other funding options ...........      (6,937)     (230,141)      (25,659)      (78,540)       (8,400)      (3,426)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     108,050       114,874       170,897       163,550        49,743       58,089
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                      MFS
                                                                                      MERRILL LYNCH                EMERGING
                                                            LARGE CAP                   LARGE CAP                   GROWTH
                                                            PORTFOLIO                CORE PORTFOLIO                PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,618,271     4,070,595       841,165       956,644       833,192      866,514
Accumulation units purchased and
  transferred from other funding options .........       7,178       168,799            20         5,599         1,222       68,870
Accumulation units redeemed and
  transferred to other funding options ...........    (356,292)     (621,123)     (212,461)     (121,078)     (247,442)    (102,192)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,269,157     3,618,271       628,724       841,165       586,972      833,192
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                            MFS MID                    TRAVELERS                 AIM CAPITAL
                                                           CAP GROWTH                 QUALITY BOND               APPRECIATION
                                                           PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,377,450     1,442,243       721,118       662,525     1,537,693    1,804,611
Accumulation units purchased and
  transferred from other funding options .........      20,335       126,113        34,586       177,141         4,457       30,133
Accumulation units redeemed and
  transferred to other funding options ...........    (255,950)     (190,906)     (169,456)     (118,548)     (419,647)    (297,051)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,141,835     1,377,450       586,248       721,118     1,122,503    1,537,693
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                        PIONEER
                                                               MFS                     STRATEGIC                 SMITH BARNEY
                                                          TOTAL RETURN                   INCOME                   AGGRESSIVE
                                                            PORTFOLIO                  PORTFOLIO               GROWTH PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,242,739     1,450,826       744,612       804,377     2,075,832    2,175,308
Accumulation units purchased and
  transferred from other funding options .........      63,977        65,154        37,365        28,565       715,109      549,915
Accumulation units redeemed and
  transferred to other funding options ...........    (141,221)     (273,241)     (201,562)      (88,330)     (533,839)    (649,391)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,165,495     1,242,739       580,415       744,612     2,257,102    2,075,832
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                     SMITH BARNEY
                                                           SMITH BARNEY                  LARGE
                                                            LARGE CAP                CAPITALIZATION              SMITH BARNEY
                                                              VALUE                      GROWTH                    MID CAP
                                                            PORTFOLIO                  PORTFOLIO                CORE PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............      13,899        13,899            --            --            --           --
Accumulation units purchased and
  transferred from other funding options .........      15,845            --        32,816            --        39,394           --
Accumulation units redeemed and
  transferred to other funding options ...........     (15,845)           --            --            --            --           --
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................      13,899        13,899        32,816            --        39,394           --
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                        EMERGING                 SMITH BARNEY
                                                            COMSTOCK                     GROWTH                    SMALL CAP
                                                          PORTFOLIO -                 PORTFOLIO -                   GROWTH
                                                            CLASS II                    CLASS II                 OPPORTUNITIES
                                                             SHARES                      SHARES                    PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............      24,421            --         3,211         3,211       765,821      910,683
Accumulation units purchased and
  transferred from other funding options .........       8,220        24,421         5,380            --       133,786      153,715
Accumulation units redeemed and
  transferred to other funding options ...........      (1,401)           --        (4,120)           --      (248,390)    (298,577)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................      31,240        24,421         4,471         3,211       651,217      765,821
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                            EQUITY -
                                                             INCOME                      GROWTH                   HIGH INCOME
                                                           PORTFOLIO -                 PORTFOLIO -                PORTFOLIO -
                                                          INITIAL CLASS               INITIAL CLASS              INITIAL CLASS
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   4,593,254     5,866,484     2,152,918     3,071,613     2,153,288    2,707,999
Accumulation units purchased and
  transferred from other funding options .........     157,577       308,455        62,907        28,539       181,535      238,940
Accumulation units redeemed and
  transferred to other funding options ...........  (1,297,157)   (1,581,685)     (638,877)     (947,234)     (470,453)    (793,651)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,453,674     4,593,254     1,576,948     2,152,918     1,864,370    2,153,288
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                 CONTRAFUND(R)
                                                             OVERSEAS                CONTRAFUND(R)                PORTFOLIO -
                                                           PORTFOLIO -                PORTFOLIO -                   SERVICE
                                                          INITIAL CLASS              INITIAL CLASS                  CLASS 2
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,244,255     1,543,607     4,038,532     5,285,995       310,773      253,045
Accumulation units purchased and
  transferred from other funding options .........      32,866         5,268       104,981        70,719         9,151      119,009
Accumulation units redeemed and
  transferred to other funding options ...........    (431,054)     (304,620)   (1,027,301)   (1,318,182)      (60,187)     (61,281)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     846,067     1,244,255     3,116,212     4,038,532       259,737      310,773
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                            INDEX 500               DYNAMIC CAPITAL
                                                           PORTFOLIO -               APPRECIATION
                                                             INITIAL                  PORTFOLIO -
                                                              CLASS                  SERVICE CLASS 2               COMBINED
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   6,305,229     8,314,717           794            --    78,082,894   96,558,440
Accumulation units purchased and
  transferred from other funding options .........     754,400       206,199         5,746           794     4,886,113    8,340,377
Accumulation units redeemed and
  transferred to other funding options ...........  (3,307,897)   (2,215,687)         (976)           --    (25,354,330)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,751,732     6,305,229         5,564           794    57,614,677   78,082,894
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of Citicorp Life Variable Annuity Separate
Account:

We have audited the accompanying statement of assets and liabilities of Citicorp Life Variable Annuity Separate Account as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citicorp Life Variable Annuity Separate Account as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp Life Variable Annuity Separate Account product(s) offered by Citicorp Life
Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



SEPCLIC (Annual) (12-03) Printed in U.S.A.


                         CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2003 and 2002

               (with Independent Auditors' Report included herein)

                         Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS
                                -----------------
                                                                           PAGE

Independent Auditors' Report                                                1

Financial Statements:

         Balance Sheets - December 31, 2003 and 2002                        2

         Statements of Operations for the years ended
            December 31, 2003 and 2002                                      3

         Statements of Changes in Capital and Surplus

            for the years ended December 31, 2003 and 2002                  3

         Statements of Cash Flows for the years ended
            December 31, 2003 and 2002                                      4

Notes to Financial Statements                                               5-15

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2003                                16-19

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of Citicorp Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                  /s/ KPMG LLP

April 29, 2004

                         CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2003              2002
                                                                                    ----              ----
Assets
       Bonds (including $35,212 and $26,399 subject to securities
           lending agreements at fair value) (fair value $604,904; $575,789)         $582,658           $547,152
       Preferred stocks (cost $389; $439)                                                 382                354
       Common stocks (cost $50,581; $50,500)                                          320,064            278,875
       Cash and Short-term investments                                                 50,345             81,272
       Other invested assets                                                            2,978              1,636
                                                                              ---------------    ---------------

Total cash and invested assets                                                        956,427            909,289

       Separate accounts                                                               71,766             80,230
       Investment income due and accrued                                                6,194              5,721
       Other assets                                                                     9,291             15,048
                                                                              ---------------    ---------------

Total assets                                                                       $1,043,678         $1,010,288
                                                                              ===============    ===============


Liabilities
       Aggregate reserves                                                             $65,059            $77,799
       Policy and contract claims                                                       6,331              7,333
       Separate accounts                                                               71,766             80,230
       Asset valuation reserve                                                         44,331             45,864
       Payable for securities                                                              38             26,036
       Securities lending                                                              36,199             26,984
       Other liabilities                                                                8,894              7,750
                                                                              ---------------    ---------------

Total liabilities                                                                     232,618            271,996
                                                                              ---------------    ---------------

Capital and Surplus
       Preferred stock ($1 par value; 5 million shares authorized;
           -0- shares issued and outstanding)                                               -                  -
       Common stock ($1 par value; 5 million shares authorized;
           2.5 million shares issued and outstanding)                                   2,500              2,500
       Non-voting common stock ($1 par value; 5 million shares
           authorized; 705,000 shares issued and outstanding)                             705                705
       Gross paid in and contributed surplus                                          142,695            142,695
       Unassigned funds                                                               665,160            592,392
                                                                              ---------------    ---------------

Total capital and surplus                                                             811,060            738,292
                                                                              ---------------    ---------------

Total liabilities and capital and surplus                                          $1,043,678         $1,010,288
                                                                              ===============    ===============


               See notes to financial statements (statutory basis)

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $22,503              $28,697
       Net investment income                                              32,750               35,861
       Other revenues                                                      3,387                3,282
                                                                 ---------------      ---------------

           Total revenues                                                 58,640               67,840
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              37,057               33,764
       Net transfers from separate accounts                              (23,357)             (19,093)
       Other expenses                                                      2,992                3,565
                                                                 ---------------      ---------------

           Total benefits and expenses                                    16,692               18,236
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      41,948               49,604

Federal income taxes incurred                                             14,653               20,493
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital gains (losses)                                           27,295               29,111

Net realized capital gains (losses)                                        1,819               (3,345)
                                                                 -------------------  ---------------

Net income                                                               $29,114              $25,766
                                                                 ===============      ===============


                       Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----

Capital and surplus - December 31, previous year                        $738,292             $676,047

       Net income                                                         29,114               25,766
       Net unrealized capital gains                                       41,932               41,334
       Change in deferred income taxes                                    (1,395)               5,560
       Change in non-admitted assets and related items                     1,583               (4,693)
       Change in asset valuation reserve                                   1,534               (5,722)
                                                                 -------------------  ----------------

           Net change in capital and surplus for the year                 72,768               62,245
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                         $811,060             $738,292
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----
Cash from Operations
       Premiums collected net of reinsurance                             $22,513              $28,697
       Net investment income                                              34,587               36,976
       Miscellaneous income                                                2,651                2,802
                                                                 ---------------      ---------------

           Total revenues received                                        59,751               68,475
                                                                 ---------------      ---------------

       Benefit and loss related payments                                  50,761               46,132
       Net transfers from separate accounts                              (23,790)             (20,527)
       Federal income taxes paid                                          12,573               22,683
       Commissions, expenses paid                                          3,873                3,374
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               43,417               51,662
                                                                 ---------------      ---------------

Net cash from operations                                                  16,334               16,813
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             311,367              352,367
       Stocks                                                                 80                  175
       Real estate                                                             -               33,802
       Investment sales receivable/purchases payable                           -               22,291
       Other, net                                                          1,325                  (84)
                                                                 ---------------      ---------------

           Total investment proceeds                                     312,772              408,551
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             346,697              396,253
       Stocks                                                                126                  376
       Investment sales receivable/purchases payable                      26,737                    -
       Other, net                                                          1,494                1,248
                                                                 ---------------      ---------------

           Total investments acquired                                    375,054              397,877
                                                                 ---------------      ---------------

Net cash provided by (used for) investments                              (62,282)              10,674
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)
       Securities lending                                                  9,215                 (130)
       Net deposits on deposit-type contracts                                 22                  336
       Other cash provided (applied)                                       5,784              (13,021)
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                   15,021              (12,815)
                                                                 -----------------    ----------------

Net change in cash and short-term investments                            (30,927)              14,672

Cash and short-term investments, beginning of year                        81,272               66,600
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $50,345              $81,272
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1. ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (Citibank) and 22% owned subsidiary of Citicorp Holdings Netherlands, B.V. Both entities are indirect wholly owned subsidiaries of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment policies. The Company also writes and assumes mortgage disability policies. The Company is no longer actively marketing these products, and they are in runoff status. On June 27, 2003, the Company ceased taking applications for new annuity policies and the annuity line of business is now in runoff status. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business was generated through customers of Citigroup and its subsidiaries. At December 31, 2003, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp Assurance Company (CAC).


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance. Effective January 1, 2001, the State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the Manual) and subsequent revisions, subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2003 presentation.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

Statements of Statutory Accounting Principles (SSAP) differ in certain respects from accounting principles generally accepted in the United States of America
(GAAP). The differences, which could be significant, primarily relate to:

--------------------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                        GAAP
                                            ------------------------------------------   ---------------------------------------
A.   Bonds                                  NAIC designations 1-5 carried at             Carried at either amortized cost or
                                            amortized cost and values prescribed by      fair value depending upon
                                            the NAIC.  NAIC designation 6 reported       classification as "held to maturity"
                                            at the lower of amortized cost or NAIC       or "available for sale".
                                            value.

B.   Acquisition costs                      Expensed as incurred.                        Capitalized and amortized
                                                                                         over specific periods.

C.   Non-admitted assets                    Excluded from balance sheet.                 Not applicable

D.   Insurance reserves                     Statutory mortality, morbidity and           Different mortality and interest
                                            interest assumptions, without                assumptions including withdrawal
                                            consideration for withdrawals, carried       characteristics; carried gross,
                                            net of reinsurance.                          before reinsurance, with a
                                                                                         corresponding asset for reinsurance
                                                                                         recoverable.

E.   Asset valuation reserve                Reserve calculated based upon risk           Not applicable
                                            associated with particular asset
                                            classes.

F.   Interest maintenance reserve           Reserve based upon realized gains or         Not applicable
                                            losses attributed to changes in
                                            interest rates.

G.   Deferred taxes                         SSAP measures the difference between the     GAAP uses a more likely than not
                                            tax basis in assets and liabilities.         standard and the change in deferred
                                            Changes in deferred tax assets and           taxes is included in the tax
                                            liabilities are charged directly to          provision and in operations.
                                            surplus.  Recognition of a deferred tax
                                            asset for SSAP is determined by a
                                            reversal and recoverability test.
                                            Admissibility of DTAs are restricted
                                            to items recoverable within one
                                            year.

H.   Comprehensive income                   Not applicable                               Components disclosed on face of
                                                                                         financial statements.

I.   Insurance subsidiaries                 Accounted for on the statutory equity        Fully consolidated with dividends
                                            method, with dividends reported as           paid eliminated.
                                            income and undistributed net income or
                                            loss treated as unrealized gains or
                                            losses.
--------------------------------------------------------------------------------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46, Statutory Surplus. Dividends received from subsidiaries are recorded as net investment income and undistributed net income (loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2003 and 2002 was $320.0 million and $278.9 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $269.5 million and $228.4 million at December 31, 2003 and 2002, respectively.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets include investments in partnerships, joint ventures, limited liability companies, derivative financial instruments and receivable for securities. Investments in partnerships, joint ventures and limited liability companies are reported using the equity method of accounting, determined in accordance with statutory valuation methods. Receivable for securities is stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2003.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The Company has an insignificant amount of derivative financial instruments open at December 31, 2003 and 2002.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2003 and 2002, the AVR was $44.3 million and $45.9 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2003 and 2002 the IMR, which is included in other liabilities, was $9.4 million and $9.1 million, respectively.

BENEFIT RESERVES

Benefit reserves contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00% to 7.00%, with a weighted average rate of 5.42%.

The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


3. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $27.3 million of statutory surplus is available in 2004 for dividends to be paid without prior approval. The Company did not pay any dividends in 2003 or 2002.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2003, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4. INVESTMENTS

BONDS

-----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  value (+)
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2003
U.S. government agencies                                  $82,301             $85,474                     $3,173
States, territories and
     Possessions                                              100                 112                         12
Special revenue and special
     assessment obligations                               133,064             136,281                      3,217
Public utilities                                           10,878              11,212                        334
Industrial and miscellaneous                              356,315             371,825                     15,510
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $582,658            $604,904                    $22,246
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2002
U.S. government agencies                                  $93,600             $99,633                     $6,033
States, territories and
     Possessions                                              100                 115                         15
Special revenue and special
     assessment obligations                               174,800             182,182                      7,382
Public utilities                                            5,068               5,347                        279
Industrial and miscellaneous                              273,584             288,512                     14,928
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $547,152            $575,789                    $28,637
-----------------------------------------------------------------------------------------------------------------


Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------
  Maturity Distribution
                                                        Book/Adjusted                        Fair
        (in thousands)                                 Carrying Value                       Value
--------------------------------------------------------------------------------------------------
  1 year or less                                              $81,524                     $83,168
  After 1 year through 5 years                                264,973                     273,886
  After 5 years through 10 years                              165,399                     173,981
  After 10 years                                               70,762                      73,869
--------------------------------------------------------------------------------------------------
                                                             $582,658                    $604,904
--------------------------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $311.4 million and $352.4 million during 2003 and 2002, respectively. Gross gains of $3.3 million and $6.8 million in 2003 and 2002, respectively, and gross losses of $1.1 million and $1.8 million in 2003 and 2002, respectively, were realized on those sales.

Additional losses related to declines in value deemed other than temporary were insignificant and $11.1 million in 2003 and 2002, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in communication company investments for 2003 and energy company investments for 2002.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2003 and 2002, the Company held CMOs with a fair value of $154.6 million and $151.8 million, respectively. As of December 31, 2003 and 2002, approximately 39% and 58%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $77.4 million and $103.5 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2003 and 2002, respectively. The Company also held $56.1 million and $60.0 million of asset-backed securities at December 31, 2003 and 2002, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2003 and 2002, the Company held collateral of $36.2 million and $27.0 million, respectively.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

At December 31, 2003 and 2002, investments with a cost greater than fair market value were insignificant.

REAL ESTATE

The Company owned two real estate properties at December 31, 2001. The Company sold these properties during 2002 for $33.8 million, realizing a gain of $9.3 million.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $16.6 million and $14.9 million at December 31, 2003 and 2002, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5. LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2003 and 2002, the Company had $137 million and $158 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions for both years. Of the remaining life and annuity related liabilities, $37 million and $43 million are surrenderable at book value less surrender charges of 5% or more, $71 million and $79 million are surrenderable at fair value, and $28 and $35 million are surrenderable without charge at the end of 2003 and 2002, respectively.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


6. REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (IN THOUSANDS)
        --------------------------------------------------------------------------------
        PREMIUMS                                                 2003             2002
        --------------------------------------------------------------------------------
         Direct                                                 $ 1,898          $ 2,322
         Assumed                                                 23,118           29,119
         Ceded                                                   (2,513)          (2,744)

        --------------------------------------------------------------------------------
        TOTAL NET PREMIUMS                                      $22,503          $28,697
        --------------------------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                                               $6,620           $7,567
           CEDED                                                 (1,033)          (1,463)
        ---------------------------------------------------------------------------------

        Life insurance in force:
           Assumed                                           $1,221,253       $1,373,304
           CEDED                                                (72,425)         (79,192)
        -----------------------------------------------------------------------------------

7.  TAXES

         ---------------------------------------------------------------- ---------------- -------------
         (in thousands)                                                              2003          2002
         ---------------------------------------------------------------- ---------------- -------------
         Net income before federal income taxes                                   $42,883       $49,225
         Statutory tax rate                                                           35%           35%
                                                                          ---------------- -------------
         Expected tax                                                              15,009        17,229
         Tax effect of:
         Interest maintenance reserve                                                 103           790
         Change in nonadmitted assets                                                  (2)            1
         Non-taxable investment income                                                (56)            -
         Statutory unrealized reclass-other admitted assets                           118             -
         Other                                                                         (7)         (121)
                                                                          ---------------- -------------
         Federal income taxes incurred                                            $15,165       $17,899
                                                                          ================ =============

         Effective tax rate                                                           35%           36%

         Federal income taxes incurred                                            $13,770       $23,459
         Change in net deferred income taxes                                        1,395        (5,560)
                                                                          ---------------- -------------
         Total statutory income taxes                                             $15,165       $17,899
                                                                          ================ =============

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


7. TAXES (CONTINUED)

Federal income taxes relating to net realized capital gains (losses) on the sale of investments amounted to ($.9) million and $3 million in 2003 and 2002, respectively. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its subsidiary FCLIC. The policyholder's surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $10.5 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3.7 million.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities. The main components of the 2003 and 2002 deferred tax amounts are as follows:

         -----------------------------------------------------------------------------------------
         (in thousands)                                                      2003            2002
         -----------------------------------------------------------------------------------------
         Deferred tax assets:
                Policy acquisition expenses                                $  525          $  641
                Investments                                                 3,151           4,631
                Other                                                         847             814
                                                                  --------------------------------
                Total deferred tax assets                                  $4,523          $6,086
                Non-admitted deferred tax assets                           (3,103)         (4,691)
                                                                  --------------------------------
                Admitted deferred tax assets                               $1,420          $1,395
                                                                  ================================

          Deferred tax liabilities:
                Policy, reins. and other reserves                          $  153          $  129
                Investments                                                   813             814
                Depreciation                                                  172             172
                                                                  --------------------------------
                Total deferred tax liabilities                              1,138           1,115
                                                                  --------------------------------
                Net admitted deferred tax asset                            $  282          $  280
                                                                  ================================

The change in net deferred income taxes is comprised of the following:

                ------------------------------------------------------------------------------------------------
                (in thousands)                                              2003          2002           Change
                ------------------------------------------------------------------------------------------------
                Total deferred tax assets                                 $4,523        $6,086         $(1,563)
                Total deferred tax liabilities                             1,138         1,115               23
                                                                ------------------------------------------------
                Net deferred tax asset (liability)                        $3,385        $4,971         $(1,586)
                                                                ------------------------------------------------
                Tax effect of unrealized gains (losses)                                                    (191)
                                                                                               -----------------
                Change in net deferred income tax                                                      $(1,395)
                                                                                               =================

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          (IN THOUSANDS)
          2003                            $  8,748
          2002                            $ 23,795
          2001                            $ 21,947

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


8. RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC), an affiliate, maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $49.3 million and $77.4 million at December 31, 2003 and 2002, respectively. These balances are included in short-term investments in the balance sheet.

The Company leased two buildings to its affiliate Citibank Mortgage, Inc. (CMI), through September 2002. These buildings were sold during 2002. The Company received rental income of $1.7 million in 2002 from CMI. This rental income is included in net investment income.

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $.8 million in 2003 and insignificant in 2002. As of December 31, 2003 and 2003, the Company has $1.9 million and $2.4 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2003 and 2002.

The Company has provided the following guarantee for First Citicorp Life Insurance Company (FCLIC). As part of the admission of FCLIC to the State of Connecticut, the Company guaranteed that it would maintain the combined capital and surplus of FCLIC at a level at or above $3 million for a period not to exceed five years. In addition, the Company has provided a guarantee of benefits payable under a block of life insurance policies assumed by FCLIC.

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and options, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The Company had no futures contracts or interest rate swaps at December 31, 2003, and they were not significant at December 31, 2002.

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at December 31, 2003 and 2002, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments were insignificant at December 31, 2003 and December 31, 2002.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2003 and 2002, investments in bonds have a fair value of $604.9 million and $575.8 million, and a carrying value of $582.7 million and $547.2 million, respectively.

There were no financial instruments classified as other assets at December 31, 2003 or 2002. The carrying value of $0.1 million and $26.0 million of payables for securities also approximates their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10. COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2003, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

Investment income earned
       U.S. Government bonds                                   $        4,070
       Other bonds (unaffiliated)                                      27,830
       Bonds of affiliates                                                  -
       Preferred stocks (unaffiliated)                                     25
       Preferred stocks of affiliates                                       -
       Common stocks (unaffiliated)                                         -
       Common stocks of affiliates                                          -
       Mortgage loans                                                       -
       Real estate                                                          -
       Contract loans                                                       -
       Cash on hand and on deposit                                          -
       Short-term investments                                           1,338
       Other invested assets                                               (6)
       Derivative instruments                                               -
       Aggregate write-ins for investment income                            -
                                                              ---------------
           Gross investment income                             $       33,257
                                                              ===============

Real estate owned - book value less encumbrances               $            -

Mortgage loans - book value:
       Farm mortgages                                          $            -
       Residential mortgages                                                -
       Commercial mortgages                                                 -
                                                              ---------------
           Total mortgage loans                                $            -
                                                              ===============

Mortgage loans by standing - book value:
       Good standing                                           $            -
       Good standing with restructured terms                                -
       Interest overdue more than 90 days,
         not in foreclosure                                                 -
       Foreclosure in process                                               -

Other long-term assets - statement value                       $        1,900

Bonds and stocks of parents, subsidiaries and
  affiliates - book value
       Bonds                                                   $            -
       Preferred stocks                                        $            -
       Common stocks                                           $      319,959

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                            $         130,974
           Over 1 year through 5 years                                      264,973
           Over 5 years through 10 years                                    165,399
           Over 10 years through 20 years                                    35,812
           Over 20 years                                                     34,950
                                                                 ------------------
                Total by maturity                                 $         632,108
                                                                 ==================
           By class - statement value
           Class 1                                                $         511,235
           Class 2                                                          104,195
           Class 3                                                            6,334
           Class 4                                                            4,103
           Class 5                                                            5,594
           Class 6                                                              647
                                                                 ------------------
                Total by class                                    $         632,108
                                                                 ==================

       Total publicly traded                                      $         580,937
       Total privately placed                                     $          51,171
Preferred stocks - statement value                                $             382
Common stocks - fair value                                        $         320,064
Short-term investments - book value                               $          49,450
Options, caps & floors owned - statement value                    $             253
Options, caps & floors written and in force -
  statement value     $               -
Collar, swap & forward agreements open - statement value          $               -
Futures contracts open - current value                            $               -
Cash on deposit                                                   $             895

Life insurance in force:
       Industrial                                                 $               -
       Ordinary                                                   $          20,346
       Credit life                                                $       1,171,393
       Group life                                                 $         101,182

Amount of accidental death insurance in force under
       Ordinary policies                                          $               -

Life insurance policies with disability
  provisions in force:
       Industrial                                                 $               -
       Ordinary                                                   $               -
       Credit life                                                $               -
       Group life                                                 $               -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                      $               -
           Income payable                                         $               -

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

       Ordinary - involving life contingencies
           Income payable                                                          $             -

       Group - not involving life contingencies
           Amount of deposit                                                       $             -
           Income payable                                                          $             -

       Group - involving life contingencies
           Income payable                                                          $             -

Annuities:
       Ordinary
           Immediate - amount of income payable                                    $           307
           Deferred - fully paid account balance                                   $       135,650
           Deferred - not fully paid account balance                               $             -

       Group
           Amount of income payable                                                $             -
           Fully paid account balance                                              $             -
           Not fully paid account balance                                          $             -

Accident and health insurance - premiums in force
           Ordinary                                                                $             -
           Group                                                                   $             -
           Credit                                                                  $        14,905

Deposit funds and dividend accumulations
       Deposit funds - account balance                                             $             -
       Dividend accumulations - account balance                                    $             -

Claim payments 2003
       Group accident and health
           2003                                                                    $             -
           2002                                                                    $             -
           2001                                                                    $             -
           2000                                                                    $             -
           1999                                                                    $             -
           Prior                                                                   $             -

       Other accident and health
           2003                                                                    $             -
           2002                                                                    $             -
           2001                                                                    $             -
           2000                                                                    $             -
           1999                                                                    $             -
           Prior                                                                   $             -

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

       Other coverages that use development methods
         to calculate claim reserves
           2003                                              $         1,666
           2002                                              $         3,185
           2001                                              $         1,380
           2000                                              $           800
           1999                                              $           374
           Prior                                             $            81









See accompanying Independent Auditors' Report

                                    CITIELITE




                       STATEMENT OF ADDITIONAL INFORMATION














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY







                         CITICORP LIFE INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415











L-20676S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements

       The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Notes to Financial Statements
       Statement of Investments as of December 31, 2003

       The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2003 and 2002 Statements of Operations (statutory basis) for the years ended
         December 31, 2003 and 2002
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2003 and 2002
       Statements of Cash Flows (statutory basis) for the years ended
         December 31, 2003 and 2002
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year -ended December 31, 2003
       Summary Investment Schedule Supplemental Investment Risk Interrogatories

(b)    Exhibits


     EXHIBIT
      NUMBER      DESCRIPTION

       1. Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement filed April 27, 2001.)

       4.(a)      Contract Form.**

       5.         Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7.         None.

       8(a) Participation Agreement Among MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.***

       8(b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

       8(c) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.***

       8(d) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.***

       8(e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

       8(f) Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio filed herewith.

       9.         Opinion and Consent of Catherine S. Mulholland, Esq.****

      10.         Consent of KPMG LLP, Independent Auditors filed herewith.

      11.         Not Applicable.

      12.         None.

      13.         Not Applicable.

      14.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to the Registration Statement filed April 27, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to the Registration Statement on Form N-4, File No.
                  333-711379, filed May 1, 2002.)


* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-81626)

** Incorporated herein by reference to the registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71379).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective
     Amendment No. 10 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71379).

ITEM 25.      DIRECTORS AND OFFICERS OF THE COMPANY.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis*           Director, President and Chief Executive Officer

Glenn D. Lammey*             Director, Chief Financial Officer

Kathleen L. Preston*         Director and Executive Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

David A. Tyson*              Director, Senior Vice President

Winifred Grimaldi*           Senior Vice President

Richard Bush*                Vice President

Donald R. Munson, Jr.*       Vice President

David A. Golino*             Vice President and Controller


Linn K. Richardson*          Second Vice President and Actuary

Ernest J. Wright*            Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel

Principal Business Address:

*   One Cityplace
    Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 298 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Articles of Incorporation of Citicorp Life Insurance Company provide in
Article IX as follows:

(1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

(3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this
       Article IX with respect to a person who is or was a director or officer of the Corporation.

(4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

(5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

(6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL          POSITIONS AND OFFICES
      BUSINESS ADDRESS            WITH UNDERWRITER
      ----------------            ----------------

      Kathleen L. Preston         Board of Manager

      Glenn D. Lammey             Board of Manager

      William F. Scully III       Board of Manager

      Donald R. Munson, Jr.       Board of Manager, President, Chief Executive
                                  Officer and Chief Operating Officer

      Tim W. Still                Vice President

      Anthony Cocolla             Vice President

      John M. Laverty             Treasurer and Chief Financial Officer

      Stephen E. Abbey            Chief Compliance Officer

      Alison K. George            Director and Chief Advertising Compliance
                                  Officer

      Stephen T. Mullin           Chief Compliance Officer

      Ernest J. Wright            Secretary

      Kathleen A. McGah           Assistant Secretary

      William D. Wilcox           Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Cityplace, Hartford, CT 06103-3415.

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2004.



                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                         CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)



                               By: *GLENN D. LAMMEY
                                   ---------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2004.



*GEORGE C. KOKULIS                      Director, President and Chief Executive
------------------------------          Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
------------------------------          Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
------------------------------
(Kathleen L. Preston)

*DAVID A. TYSON                         Director
------------------------------
(David A. Tyson)





*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX
  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
  -----------    -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors       Electronically